SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 94.0%
	AIRLINES - 1.3%
6,426	Delta Air Lines, Inc.	$161,999

	BANKS - 6.9%
4,972	Northern Trust Corp.	392,838
2,007	SVB Financial Group*	431,003
		823,841
	CHEMICALS - 7.1%
11,990	Axalta Coating Systems Ltd.*	277,089
11,056	WR Grace & Co.	577,123
		854,212
	DISTRIBUTION/WHOLESALE - 4.5%
19,757	LKQ Corp.*	542,527

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
14,575	Charles Schwab Corp.	523,388

	ELECTRIC - 4.9%
16,246	NRG Energy, Inc.	585,668

	HEALTHCARE-SERVICES - 5.8%
2,036	Charles River Laboratories International, Inc.*	365,788
2,836	Quest Diagnostics, Inc.	335,442
		701,230
	HOME FURNISHINGS - 4.5%
8,316	Sony Corp. - ADR	538,544

	INTERNET- 10.4%
9,366	58.com, Inc. - ADR*	449,662
257	Alphabet, Inc.*	368,415
1,903	Facebook, Inc.*	428,346
		1,246,423
	MEDIA - 9.1%
12,338	Comcast Corp.	488,585
17,545	Liberty Media Corp-Liberty Formula One*	607,934
		1,096,519
	PACKAGING & CONTAINERS - 5.5%
10,058	Crown Holdings, Inc.*	658,095

	PHARMACEUTICALS - 10.7%
3,214	AmerisourceBergen Corp.	306,423
24,443	Bausch Health Cos., Inc.*	451,707
9,520	Perrigo Co. PLC	521,410
		1,279,540
	RETAIL - 7.2%
4,108	CarMax, Inc.*+	361,709
4,131	Target Corp.	505,345
		867,054
	SEMICONDUCTORS - 7.9%
4,555	NXP Semiconductors NV	437,736
4,828	Qorvo, Inc.*	505,685
		943,421
	TEXTILES - 3.8%
4,893	Mohawk Industries, Inc.*	456,028

	TOTAL COMMON STOCK (Cost - $11,358,807)	11,278,489

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 6.6%
795,614	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $795,614)	$795,614

	TOTAL INVESTMENTS - 100.6% (Cost - $12,154,421)	$12,074,103

	LIABILITIES LESS OTHER ASSETS - (0.6)%	(75,581)

	NET ASSETS - 100.0%	$11,998,522

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

ADR - American Depository Receipt

PLC - Public Liability Company

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 98.8%
	ADVERTISING - 1.1%
960	Trade Desk, Inc.*+	$299,098

	AEROSPACE/DEFENSE - 3.1%
1,820	L3Harris Technologies, Inc.	362,999
840	Lockheed Martin Corp.	326,290
490	Northrop Grumman Corp.	164,248
		853,537
	BEVERAGES - 1.0%
5,850	Coca-Cola Co.	273,078

	BIOTECHNOLOGY - 1.8%
730	Amgen, Inc.	167,681
1,120	Biogen, Inc.*	343,941
		511,622
	COMMERCIAL SERVICES - 5.4%
3,100	Booz Allen Hamilton Holding Corp.	247,256
6,200	PayPal Holdings, Inc.*	961,062
890	S&P Global, Inc.	289,268
		1,497,586
	COMPUTERS - 10.1%
7,520	Apple, Inc.	2,390,909
3,020	Fortinet, Inc.*	420,384
		2,811,293
	COSMETICS/PERSONAL CARE - 2.1%
4,960	Procter & Gamble Co.	574,963

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
4,630	Charles Schwab Corp.	166,263
5,300	Intercontinental Exchange, Inc.	515,425
1,660	Mastercard, Inc.	499,477
800	Visa, Inc.	156,192
		1,337,357
	ELECTRONICS - 3.5%
2,530	Keysight Technologies, Inc.*	273,569
4,230	National Instruments Corp.	163,786
1,380	Roper Technologies, Inc.	543,444
		980,799
	HEALTHCARE-PRODUCTS - 1.6%
2,600	Hologic, Inc.*	137,800
1,840	STERIS PLC	305,238
		443,038
	HEALTHCARE-SERVICES - 2.5%
2,240	UnitedHealth Group, Inc.	682,864

	INSURANCE - 0.4%
200	Alleghany Corp.	102,620

	INTERNET - 19.0%
440	Alphabet, Inc. - Cl. A*	630,749
430	Alphabet, Inc. - Cl. C*	614,436
730	Amazon.com, Inc.*	1,782,930
4,140	CDW Corp.	459,167
14,100	eBay, Inc.	642,114
4,283	Facebook, Inc.*	964,060
400	Netflix, Inc.*	167,892
		5,261,348
	MACHINERY-DIVERSIFIED - 1.5%
1,890	Rockwell Automation, Inc.	408,542

	MEDIA - 2.4%
1,210	Charter Communications, Inc.*	658,240

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	PHARMACEUTICALS - 9.5%
8,380	AbbVie, Inc.	$776,575
1,400	AmerisourceBergen Corp.	133,476
3,750	Bristol-Myers Squibb Co.	223,950
1,300	Cigna Corp.	256,516
4,860	Eli Lilly and Co.	743,337
6,140	Merck & Co., Inc.	495,621
		2,629,475
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
1,120	American Tower Corp.	289,150
550	Public Storage	111,507
		400,657
	RETAIL - 6.5%
4,160	Best Buy Co., Inc.	324,854
1,910	Burlington Stores, Inc.*	400,470
400	Costco Wholesale Corp.	123,388
1,800	Home Depot, Inc.	447,264
1,980	Target Corp.	242,213
6,000	Yum China Holdings, Inc.	278,040
		1,816,229
	SEMICONDUCTORS - 3.9%
970	Broadcom, Inc.	282,532
1,540	NVIDIA Corp.	546,731
2,200	Texas Instruments, Inc.	261,228
		1,090,491
	SHIPBUILDING - 1.0%
1,420	Huntington Ingalls Industries, Inc.	283,844

	SOFTWARE - 16.2%
1,150	Adobe, Inc.*	444,590
7,920	Cadence Design Systems, Inc.*	723,017
6,300	Dropbox, Inc.*	142,191
890	Jack Henry & Associates, Inc.	160,965
13,313	Microsoft Corp.	2,439,607
5,690	Oracle Corp.	305,951
700	ServiceNow, Inc.*	271,551
		4,487,872

	TOTAL COMMON STOCK (Cost - $22,246,375)	27,404,553

	SHORT-TERM INVESTMENTS - 1.3%
360,000	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $360,000)	360,000

	TOTAL INVESTMENTS - 100.1% (Cost - $22,606,375)	$27,764,553

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(17,890)

	NET ASSETS - 100.0%	$27,746,663

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.1%
	BANKS - 4.0%
4,475	Bank of NT Butterfield & Son Ltd.	$109,324
3,350	PacWest Bancorp	57,988
6,625	TCF Financial Corp.	191,595
		358,907

	BEVERAGES - 2.1%
1,090	Constellation Brands, Inc.	188,243

	CHEMICALS - 3.7%
1,750	FMC Corp.	172,217
2,625	LyondellBasell Industries NV	167,370
		339,587
	COMMERCIAL SERVICES - 8.4%
1,175	Booz Allen Hamilton Holding Corp.	93,718
625	Bright Horizons Family Solutions, Inc.*	69,925
1,150	Brink’s Co.	46,115
1,130	Global Payments, Inc.	202,824
1,100	Grand Canyon Education, Inc.*	107,349
7,825	Laureate Education, Inc.*	76,137
5,225	ServiceMaster Global Holdings, Inc.*	171,902
		767,970
	COMPUTERS - 5.3%
925	CACI International, Inc.*	231,971
825	Check Point Software Technologies Ltd.*	90,478
2,225	MAXIMUS, Inc.	160,244
		482,693
	DISTRIBUTION/WHOLESALE - 0.5%
180	Pool Corp.	48,424

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
540	Alliance Data Systems Corp.	25,018
2,450	Ares Management Corp.	92,512
1,575	Nasdaq, Inc.	186,574
2,050	Raymond James Financial, Inc.	142,024
2,450	Synchrony Financial	49,906
		496,034
	ELECTRIC - 11.8%
3,950	Alliant Energy Corp.	194,972
2,575	Ameren Corp.	192,430
3,200	CMS Energy Corp.	187,456
3,625	Evergy, Inc.	223,626
700	Eversource Energy	58,590
10,475	Vistra Energy Corp.	214,109
		1,071,183
	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.8%
1,775	AMETEK, Inc.	162,785

	ELECTRONICS - 6.7%
925	Agilent Technologies, Inc.	81,530
850	Allegion PLC	84,745
800	Hubbell, Inc.	97,936
2,025	Keysight Technologies, Inc.*	218,963
6,950	nVent Electric PLC	127,394
		610,568
	ENERGY-ALTERNATE SOURCES - 1.5%
5,225	Atlantica Sustainable Infrastructure PLC	136,895

	ENGINEERING & CONSTRUCTION - 1.9%
12,975	WillScot Corp.*+	173,087

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	FOOD SERVICE - 1.0%
3,400	Aramark	$88,026

	HEALTHCARE-PRODUCTS - 3.9%
500	Cooper Cos., Inc.	158,490
2,825	Hologic, Inc.*	149,725
200	West Pharmaceutical Services, Inc.	43,208
		351,423
	HEALTHCARE-SERVICES - 3.5%
2,025	Centene Corp.*	134,156
1,255	IQVIA Holdings, Inc.*	187,648
		321,804
	HOUSEHOLD PRODUCTS/WARES - 0.8%
650	Avery Dennison Corp.	71,936

	INSURANCE - 6.5%
1,325	Allstate Corp.	129,598
1,600	Arthur J Gallagher & Co.	150,848
2,750	Athene Holding Ltd.*	79,448
1,575	Essent Group Ltd.	52,054
5,850	MGIC Investment Corp.	48,029
3,350	Radian Group, Inc.	53,198
875	Reinsurance Group of America, Inc.	79,406
		592,581
	INTERNET - 0.8%
625	CDW Corp.	69,319

	MACHINERY-CONSTRUCTION & MINING - 1.7%
2,100	Oshkosh Corp.	150,822

	MACHINERY-DIVERSIFIED - 0.9%
1,400	Crane Co.	78,008

	MEDIA - 3.0%
3,300	Nexstar Media Group, Inc.	274,923

	METAL FABRICATE/HARDWARE - 1.6%
3,450	Timken Co.	146,763

	MINING - 1.6%
18,200	Constellium SE*	149,422

	MISCELLANEOUS MANUFACTURING - 0.7%
600	AptarGroup, Inc.	66,834

	OIL & GAS - 2.3%
1,375	Pioneer Natural Resources Co.	125,950
14,100	WPX Energy, Inc.*	79,947
		205,897

	OIL & GAS SERVICES - 0.8%
4,500	Baker Hughes Co.	74,295

	PACKAGING & CONTAINERS - 2.1%
2,975	Crown Holdings, Inc.*	194,654

	REAL ESTATE INVESTMENT TRUSTS - 3.2%
3,150	CyrusOne, Inc.	234,171
8,425	New Residential Investment Corp.	60,407
		294,578

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	RETAIL - 1.1%
500	Dollar General Corp.	$95,755

	SEMICONDUCTORS - 3.4%
950	Analog Devices, Inc.	107,303
3,425	Entegris, Inc.	205,089
		312,392
	SOFTWARE - 7.0%
1,475	Fidelity National Information Services, Inc.	204,774
1,850	Fiserv, Inc.*	197,525
180	RingCentral, Inc.*+	49,365
9,850	SolarWinds Corp.*+	180,157
		631,821

	TOTAL COMMON STOCK (Cost - $7,903,233)	9,007,629

	SHORT-TERM INVESTMENTS - 1.6%
148,990	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $148,990)	148,990

	TOTAL INVESTMENTS - 100.7% (Cost - $8,052,223)	$9,156,619

	LIABILITIES LESS OTHER ASSETS - (0.7)%	(60,216)

	NET ASSETS - 100.0%	$9,096,403

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 96.3%
	AEROSPACE/DEFENSE - 0.4%
299	AeroVironment, Inc.*	$21,178

	AGRICULTURE - 1.0%
2,095	Darling Ingredients, Inc.*	48,834

	AUTO PARTS & EQUIPMENT - 1.4%
4,223	American Axle & Manufacturing Holdings, Inc.*	30,025
964	Gentherm, Inc.*	39,235
		69,260
	BANKS - 4.1%
1,064	1st Source Corp.	36,804
865	City Holding Co.	54,409
2,428	First of Long Island Corp.	37,076
1,563	Hilltop Holdings, Inc.	29,212
1,264	ServisFirst Bancshares, Inc.	44,088
		201,589
	BIOTECHNOLOGY - 6.2%
3,325	Fate Therapeutics, Inc.*+	107,830
732	FibroGen, Inc.*+	24,478
765	Immunomedics, Inc.*+	25,696
2,195	Innoviva, Inc.*	30,664
698	Karyopharm Therapeutics, Inc.*	12,906
1,363	Livongo Health, Inc.*	81,685
233	Ultragenyx Pharmaceutical, Inc.*+	15,951
		299,210
	BUILDING MATERIALS - 1.8%
1,762	Boise Cascade Co.	59,961
5,254	Cornerstone Building Brands, Inc.*	28,477
		88,438
	COMMERCIAL SERVICES - 3.5%
1,197	Chegg, Inc.*	73,113
698	CRA International, Inc.	28,192
432	FTI Consulting, Inc.*	52,039
366	Huron Consulting Group, Inc.*	16,931
		170,275
	COMPUTERS - 4.9%
200	CACI International, Inc.*	50,156
998	Cubic Corp.	41,128
1,131	NetScout Systems, Inc.*	31,069
532	Qualys, Inc.*	61,350
632	Science Applications International Corp.	55,641
		239,344
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
100	Hamilton Lane, Inc.	7,317
7,316	Mr Cooper Group, Inc.*+	81,573
2,461	PennyMac Financial Services, Inc.	82,640
499	Virtus Investment Partners, Inc.	46,397
		217,927
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
831	Generac Holdings, Inc.*	92,465

	ELECTRONICS - 1.5%
665	Advanced Energy Industries, Inc.*	44,442
466	Plexus Corp.*	29,927
		74,369
	ENERGY-ALTERNATE SOURCES - 1.3%
1,064	Enphase Energy, Inc.*+	61,914

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 96.3% (Continued)
	ENGINEERING & CONSTRUCTION - 4.1%
831	Comfort Systems USA, Inc.	$30,747
665	EMCOR Group, Inc.	42,261
1,131	MasTec, Inc.*+	44,279
698	TopBuild Corp.*	80,054
		197,341
	FOOD - 1.7%
1,164	B&G Foods, Inc.+	27,028
765	Performance Food Group Co.*	20,387
2,062	Simply Good Foods Co.*	35,116
		82,531
	GAS - 1.4%
798	ONE Gas, Inc.	67,008

	HEALTHCARE-PRODUCTS - 6.8%
2,028	CareDx, Inc.*+	65,139
366	Haemonetics Corp.*	40,143
333	Masimo Corp.*	79,983
399	Novocure Ltd.*	26,905
432	Quidel Corp.*	75,600
865	Tactile Systems Technology, Inc.*+	41,909
		329,679
	HEALTHCARE-SERVICES - 7.4%
565	Addus HomeCare Corp.*	55,912
399	Amedisys, Inc.*	76,628
865	Ensign Group, Inc.	37,818
565	Molina Healthcare, Inc.*	104,988
2,062	Select Medical Holdings Corp.*	33,281
299	Teladoc Health, Inc.*+	52,044
		360,671
	HOME BUILDERS - 5.0%
2,195	Forestar Group, Inc.*	33,298
1,463	Installed Building Products, Inc.*	94,042
798	KB Home	26,398
466	LCI Industries	46,101
1,264	MDC Holdings, Inc.	42,963
		242,802
	INSURANCE - 2.8%
2,860	American Equity Investment Life Holding Co.	62,033
133	eHealth, Inc.*	17,346
3,458	MGIC Investment Corp.	28,390
1,862	Radian Group, Inc.	29,569
		137,338
	INTERNET - 2.4%
632	ePlus, Inc.*	46,585
7,482	Meet Group, Inc.*	46,239
133	Stamps.com, Inc.*	26,354
		119,178
	LEISURE PRODUCTS - 5.1%
3,093	Acushnet Holdings Corp.	103,368
798	Fox Factory Holding Corp.*	57,544
5,088	Lindblad Expeditions Holdings, Inc.*+	39,941
1,496	YETI Holdings, Inc.*+	48,022
		248,875
	MACHINERY-DIVERSIFIED - 1.7%
432	Curtiss-Wright Corp.	43,330
632	Tennant Co.	40,410
		83,740
	MEDIA - 0.9%
3,824	TEGNA, Inc.	44,817

	METAL FABRICATE/HARDWARE - 0.9%
1,563	Mueller Industries, Inc.	41,857

	MINING - 0.5%
2,328	Novagold Resources, Inc.*	22,256

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 96.3% (Continued)
	OIL & GAS - 1.8%
10,009	Berry Corp.	$42,438
29,230	Denbury Resources, Inc.*+	6,226
333	Murphy USA, Inc.*	38,661
		87,325
	PHARMACEUTICALS - 0.8%
7,116	Jounce Therapeutics, Inc.*	38,355

	REAL ESTATE - 1.0%
831	McGrath RentCorp.	46,337

	REAL ESTATE INVESTMENT TRUSTS - 4.7%
5,520	Ellington Financial, Inc.	56,304
432	Innovative Industrial Properties, Inc.	35,303
599	NexPoint Residential Trust, Inc.	19,156
1,563	Office Properties Income Trust	39,528
1,463	Safehold, Inc.	80,158
		230,449
	RETAIL - 2.2%
13,235	Office Depot, Inc.	32,690
1,097	PC Connection, Inc.	47,478
2,594	Sportsman’s Warehouse Holdings, Inc.*	28,975
		109,143
	SOFTWARE - 8.2%
632	Alteryx, Inc.*+	90,970
1,264	Five9, Inc.*	131,709
532	Omnicell, Inc.*	35,596
1,696	Sailpoint Technologies Holdings, Inc.*	38,720
1,530	SPS Commerce, Inc.*	104,285
		401,280
	TELECOMMUNICATIONS - 0.9%
4,855	NeoPhotonics Corp.*	42,093

	TEXTILES - 1.2%
333	UniFirst Corp.	59,873

	TRANSPORTATION - 0.9%
2,062	DHT Holdings, Inc.	12,248
2,760	Nordic American Tankers Ltd.+	12,613
1,031	Teekay Tankers Ltd.*	17,919
		42,780
	TRUCKING & LEASING - 1.4%
1,064	GATX Corp.	66,755

	TOTAL COMMON STOCK (Cost - $4,159,847)	4,687,286

	SHORT-TERM INVESTMENTS - 3.9%
187,645	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $187,645)	187,645

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.2%
	REPURCHASE AGREEMENTS - 2.2%
$107,183	RBC Dominion Securities, Inc., dated 05/29/20, due 06/01/20, 0.05%, total to be received $107,183	107,183
	(Collateralized by various US Government agency obligations, due 05/31/20-02/15/50, 0.000%-7.125% totaling $108,970)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $107,183)

	TOTAL INVESTMENTS - 102.4% (Cost - $4,454,675)	$4,982,114

	LIABILITIES LESS OTHER ASSETS - (2.4)%	(117,042)

	NET ASSETS - 100.0%	$4,865,072

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.1%
	AUTO PARTS & EQUIPMENTS - 2.4%
91,000	Weichai Power Co. Ltd.	$157,653

	BANKS - 11.9%
97,000	Barclays PLC	138,812
36,200	Chiba Bank Ltd.	172,978
37,500	China Merchants Bank Co. Ltd.	176,714
1,930	Macquarie Group Ltd.	141,367
13,670	Sberbank of Russia PJSC - ADR *	154,471
		784,342
	BEVERAGES - 2.6%
1,320	Carlsberg A/S	171,459

	BUILDING MATERIALS - 2.3%
20,000	Anhui Conch Cement Co. Ltd.	150,820

	COMPUTERS - 8.5%
311,000	Lenovo Group Ltd.	170,082
14,900	NTT Data Corp.	172,894
4,400	Otsuka Corp. *	213,294
		556,270
	COSMETICS / PERSONAL CARE - 2.3%
6,400	Lion Corp.	147,513

	ELECTRIC - 2.5%
20,900	Enel SpA *	161,928

	ENGINEERING & CONSTRUCTION - 4.2%
7,940	CIMIC Group Ltd.	131,845
4,010	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	141,352
		273,197
	ENTERTAINMENT - 2.2%
8,310	Aristocrat Leisure Ltd.	142,749

	HEALTHCARE PRODUCTS -2.4%
9,200	Olympus Corp.	160,126

	HEALTHCARE SERVICES- 2.3%
220	Eurofins Scientific SE	149,887

	HOME FURNISHINGS - 3.1%
3,100	Sony Corp.	200,979

	INSURANCE - 8.3%
3,400	Ageas	116,297
853	Allianz SE - ADR	154,915
10,710	Manulife Financial Corp. +	132,911
159,000	PICC Property & Casualty Co. Ltd.	139,122
		543,245
	INTERNET - 5.0%
3,060	JD.com, Inc. *	166,250
260	NCSoft Corp.	166,083
		332,333
	MINING - 4.8%
7,500	Anglo American PLC	158,935
6,680	BHP Billiton Ltd.	156,571
		315,506
	OIL & GAS - 3.5%
4,570	BP PLC - ADR +	105,750
13,000	Respol SA	122,650
		228,400

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	PHARMACEUTICALS - 10.0%
3,470	Dr Reddy’s Laboratories Ltd .- ADR +	$185,437
1,250	Merck KGaA	144,392
430	Roche Holding AG	149,433
1,800	Sanofi	176,432
		655,694
	REAL ESTATE - 2.2%
69,700	CapitaLand Ltd. *	143,059

	REAL ESTATE INVESTMENT TRUSTS - 2.4%
10,500	HomeBanc Corp. *	159,761

	RETAIL - 4.8%
2,410	Next PLC	145,901
66,600	Wal-Mart de Mexico SAB de CV	167,028
		312,929
	SEMICONDUCTORS - 2.3%
3,830	Dialog Semiconductor PLC *	153,476

	TELECOMMUNICATIONS - 7.1%
27,500	Advanced Info Service PCL	166,480
17,860	Telefonaktiebolaget LM Ericsson	163,623
26,070	Turkcell Iletism Hizmetleri AS - ADR	135,043
		465,146
	TOYS / GAMES / HOBBIES - 2.0%
2,600	Bandai Namco Holdings, Inc.	144,699

	TOTAL COMMON STOCK (Cost - $7,041,478)	6,511,171

	SHORT-TERM INVESTMENTS - 0.9%
57,607	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $57,607)	57,607

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.6%
	REPURCHASE AGREEMENTS - 1.6%
$107,450	Nomura Securities International Inc.., dated 05/29/20, due 06/01/20, 0.06%, total to be received $107,468	107,450
	(Collateralized by various U.S Government Agency Obligations, 01/01/27 - 11/20/69, 2.500%-5.500%, totaling $109,347)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $107,450)	107,450

	TOTAL INVESTMENTS - 101.6% (Cost - $7,206,535)	$6,676,228

	OTHER ASSETS AND LIABILITIES - (1.6)%	(105,607)

	NET ASSETS - 100.0%	$6,570,621

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

+	All or a portion of the security is on loan.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Country	Percent of Net Assets
Japan	18.5%
Great Britain	10.7%
China	9.5%
Australia	8.7%
Sweden	4.9%
Mexico	4.7%
Germany	4.6%
India	2.8%
France	2.7%
Denmark	2.6%
Hong Kong	2.6%
Thailand	2.5%
Cayman Islands	2.5%
South Korea	2.5%
Italy	2.5%
Russia	2.4%
Luxembourg	2.3%
Switzerland	2.3%
Singapore	2.2%
Turkey	2.1%
Canada	2.0%
Spain	1.9%
Belgium	1.8%
United States	0.9%
Net Assets	100.0%

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 97.2%
	BIOTECHNOLOGY - 21.0%
3,035	Amgen, Inc.	$697,140
2,300	Biogen, Inc. *	706,307
8,670	Gilead Sciences, Inc.	674,786
1,122	Illumina, Inc. *	407,342
1,345	United Therapeutics Corp. *	158,643
450	Vertex Pharmaceuticals, Inc. *	129,582
		2,773,800
	HEALTHCARE-PRODUCTS - 12.4%
7,089	Alcon, Inc. *	450,435
5,020	Medtronic PLC	494,873
2,150	Stryker Crop.	420,819
2,180	Zimmer Biomet Holdings, Inc.	275,421
		1,641,548
	HEALTHCARE-SERVICES - 13.9%
1,740	Anthem, Inc.	511,751
2,950	Charles River Laboratories International, Inc. *	529,997
2,910	Quest Diagnostics, Inc.	344,195
1,450	UnitedHealth Group, Inc.	442,033
		1,827,976
	PHARMACEUTICALS - 49.9%
1,500	AbbVie, Inc.	139,005
5,387	Bristol-Meyers Squibb Co.	321,712
5,387	Bristol-Meyers Squibb Company - CVR *	17,723
11,300	Cardinal Health, Inc.	617,997
3,314	Cigna Corp.	653,918
4,346	CVS Health Corp.	284,967
2,585	Eagle Pharmaceuticals, Inc. *	132,507
15,050	GlaxoSmithKline PLC - ADR	630,896
1,455	Johnson & Johnson	216,431
4,171	McKesson Corp.	661,813
6,470	Merck & Co., Inc.	522,258
5,795	Novartis AG - ADR	506,657
11,130	Novo Nordisk A/S - ADR	733,912
14,405	Pfizer, Inc.	550,127
12,093	Sanofi - ADR	593,887
		6,583,810

	TOTAL COMMON STOCK (Cost - $10,310,453)	12,827,134

	SHORT-TERM INVESTMENTS - 2.8%
367,274	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $367,274)	367,274

	TOTAL INVESTMENTS - 100.0% (Cost - $10,677,727)	$13,194,408

	OTHER ASSETS AND LIABILITIES - (0.0)%	(2,600)

	NET ASSETS - 100.0%	$13,191,808

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

ADR - American Depository Receipt.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 98.8%
	COMMERCIAL SERVICES - 5.0%
8,412	Global Payments, Inc.	$1,509,870
8,010	PayPal Holdings, Inc. *	1,241,630
		2,751,500
	COMPUTERS - 16.9%
27,620	Amdocs Ltd.	1,719,621
10,421	Apple, Inc.	3,313,253
6,770	Check Point Software Technologies Ltd. *	742,466
46,245	HP, Inc.	700,149
8,535	International Business Machines Corp.	1,066,022
23,600	NetApp, Inc.	1,051,144
12,000	Seagate Technology PLC +	636,480
		9,229,135
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
4,139	MasterCard, Inc.	1,245,384
9,502	Visa, Inc. +	1,855,170
		3,100,554
	INTERNET - 28.7%
1,839	Alphabet, Inc. - Cl. A *	2,636,243
2,761	Alphabet, Inc. - Cl. C *	3,945,248
1,763	Amazon.com, Inc. *	4,305,898
38,100	eBay, Inc.	1,735,074
13,404	Facebook, Inc. *	3,017,107
		15,639,570
	REAL ESTATE INVESTMENT TRUST - 1.9%
6,915	Digital Reality Trust, Inc.	992,717

	SEMICONDUCTORS - 16.6%
39,600	Intel Corp.	2,492,028
9,895	KLA-Tencor Corp.	1,741,124
21,220	QUALCOMM, Inc.	1,716,274
9,300	Skyworks Solutions, Inc.	1,102,422
21,635	Xilinx, Inc.	1,989,338
		9,041,186
	SOFTWARE - 19.7%
6,000	Citrix Systems, Inc.	888,720
7,795	Jack Henry & Associates, Inc.	1,409,804
11,880	Microsoft Corp.	2,177,010
36,849	Oracle Corp.	1,981,371
7,120	salesforce.com, Inc. *	1,244,505
8,285	Synopsys, Inc. *	1,498,839
9,700	VMware, Inc. * +	1,515,819
		10,716,068
	TELECOMMUNICATIONS - 4.3%
49,210	Cisco Systems, Inc.	2,353,222

	TOTAL COMMON STOCK (Cost - $21,920,066)	53,823,952

	SHORT-TERM INVESTMENTS - 1.2%
642,782	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $642,782)	$642,782

	TOTAL INVESTMENTS - 100.0% (Cost - $22,562,848)	$54,466,734

	OTHER ASSETS AND LIABILITIES - (0.0)%	(19,314)

	NET ASSETS - 100.0%	$54,447,420

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 98.3%
	CHEMICALS - 23.1%
1,957	BASF SE - ADR	$26,595
750	Dow, Inc.	28,950
701	Dupont De Nemours, Inc.	35,562
358	Eastman Chemical Co.	24,373
1,191	Huntsman Corp.	21,617
159	Linde PLC	32,172
457	LyondellBasell Industries NV	29,138
1,453	Mosaic Co.	17,567
120	Westlake Chemical Corp.	5,724
		221,698
	FOREST PRODUCTS & PAPER - 2.7%
764	International Paper Co.	26,014

	IRON/STEEL - 4.9%
228	Reliance Steel & Aluminum Co.	22,116
930	Steel Dynamics, Inc.	24,701
		46,817
	MINING - 7.9%
360	Barrick Gold Corp.	8,640
430	BHP Group Ltd. - ADR	20,253
3,294	Kinross Gold Corp. *	21,576
180	Rio Tinto PLC - ADR	9,705
1,647	Teck Resources Ltd.	15,630
		75,804
	OIL & GAS - 47.5%
1,370	BP PLC - ADR	31,702
639	Chevron Corp.	58,596
471	China Petroleum & Chemical Corp. - ADR	22,387
337	CNOOC Ltd. - ADR	38,458
200	ConocoPhillips	8,436
287	Diamondback Energy, Inc.	12,221
1,606	Eni SpA - ADR	29,229
1,060	EQT Corp.	14,140
1,068	Exxon Mobil Corp.	48,562
594	HollyFrontier Corp.	18,681
512	Lukoil PJSC	38,549
729	Marathon Petroleum Corp.	25,617
417	PetroChina Co. Ltd. - ADR *	14,512
2,948	Petroleo Brasileiro - ADR	22,493
902	Royal Dutch Shell PLC - ADR	27,457
1,176	TOTAL SA - ADR	44,194
		455,234

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	OIL & GAS SERVICES - 2.2%
1,024	Baker Hughes, a GE Company	$16,906
530	TechnipFMC PLC	3,922
		20,828
	PACKAGING & CONTAINERS - 5.4%
1,970	Amcor PLC	20,114
310	Berry Global Group, Inc.	13,922
644	WestRock Co.	18,071
		52,107
	PIPELINES - 4.5%
1,023	Enbridge, Inc.	33,196
1,201	Equitrans Midstream Corp.	9,716
		42,912

	TOTAL COMMON STOCK (Cost - $1,120,569)	941,414

	SHORT-TERM INVESTMENTS - 1.6%
15,177	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $15,177)	15,177

	TOTAL INVESTMENTS - 99.8% (Cost - $1,135,746)	$956,591

	OTHER ASSETS AND LIABILITIES - 0.2%	1,521

	NET ASSETS - 100.0%	$958,112

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 97.1%
	BANKS - 41.5%
1,867	Bank of America Corp.	$45,032
687	Bank of New York Mellon Corp.	25,536
850	Citigroup, Inc.	40,723
280	Citizens Financial Group, Inc.	6,748
1,769	First Horizon National Corp.	16,540
47	Goldman Sachs Group, Inc.	9,235
444	JPMorgan Chase & Co.	43,206
117	M&T Bank Corp.	12,362
649	Morgan Stanley	28,686
322	PNC Financial Services Group, Inc.	36,721
494	Popular, Inc.	19,508
408	Prosperity Bancshares, Inc.	26,679
49	Signature Bank	5,043
256	State Street Corp.	15,606
140	Truist Financial Corp.	5,149
1,007	US Bancorp	35,809
1,271	Wells Fargo & Co.	33,643
605	Western Alliance Bancorp.	23,081
		429,307
	COMMERCIAL SERVICES - 3.2%
25	Moody’s Corp.	6,685
81	S&P Global, Inc.	26,327
		33,012
	DIVERSIFIED FINANCIAL SERVICES - 18.5%
334	American Express Co.	31,753
227	Ameriprise Financial, Inc.	31,796
68	BlackRock, Inc.	35,948
70	Capital One Financial Corp.	4,763
496	Charles Schwab Corp.	17,811
50	CME Group, Inc.	9,130
159	Discover Financial Services	7,554
108	Intercontinental Exchange, Inc.	10,503
475	Stifel Financial Corp.	22,662
926	Synchrony Financial	18,863
		190,783
	INSURANCE - 31.3%
586	Aflac, Inc.	21,371
377	Allstate Corp.	36,874
129	American International Group, Inc.	3,878
49	Aon PLC	9,651
599	Berkshire Hathaway, Inc. *	111,162
59	Chubb Ltd.	7,194
516	Fidelity National Financial, Inc.	16,460
347	First American Financial Corp.	17,520
384	Kemper Corp.	24,346
80	Marsh & McLennan Companies, Inc.	8,474
826	MetLife, Inc.	29,744
88	Progressive Corp.	6,836
150	RenaissanceRe Holdings Ltd.	25,179
120	Voya Financial, Inc.	5,406
		324,095

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 97.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
340	AGNC Investment Corp.	$4,400

	SOFTWARE - 2.2%
69	MSCI, Inc.	22,691

	TOTAL COMMON STOCK (Cost - $879,595)	1,004,288

	SHORT-TERM INVESTMENTS - 3.1%
32,344	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $32,344)	32,344

	TOTAL INVESTMENTS - 100.2% (Cost - $911,939)	$1,036,632

	OTHER ASSETS AND LIABILITIES - (0.2)%	(1,952)

	NET ASSETS - 100.0%	$1,034,680

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	MUTUAL FUNDS - 96.5%
	DEBT FUNDS - 96.5%
73,554	Vanguard Intermediate - Term Bond Index Fund	$917,222
362,972	Vanguard Short-Term Bond Index Fund - Admiral Shares	3,941,873
	TOTAL MUTUAL FUNDS (Cost - $4,640,688)	4,859,095

	SHORT-TERM INVESTMENTS - 3.6%
179,536	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $179,536)	179,536

	TOTAL INVESTMENTS - 100.1% (Cost - $4,820,224)	$5,038,631

	OTHER ASSETS AND LIABILITIES - (0.1)%	(4,958)

	NET ASSETS - 100.0%	$5,033,673

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	OPEN END FUNDS - 89.0%
8,874	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Shares	$128,857
27,806	Vanguard Short-Term Tax-Exempt Fund, Admiral Shares	441,841
	TOTAL OPEN END FUND (Cost - $563,663)	570,698

	SHORT-TERM INVESTMENT - 10.8%
69,185	Dreyfus Tax Exempt Cash Management, Institutional Class, 0.02% ^ (Cost - $69,178)	69,178

	TOTAL INVESTMENTS - 99.8% (Cost - $632,841)	$639,876

	OTHER ASSETS LESS LIABILITIES - 0.2%	1,138

	NET ASSETS - 100.0%	$641,014

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2020

Principal		Value
	REPURCHASE AGREEMENT - 99.9%
$6,009,000	FICC Repurchase Agreement, 0.04%, due 6/01/2020 with a full maturity value of $6,009,020 (Collateralized by $5,710,000 U.S. Treasury Notes, 2.1250% due 03/31/2024, aggregate market value plus accrued interest $6,131,792) (Cost - $6,009,000)	$6,009,000

	TOTAL INVESTMENTS - 99.9% (Cost - $6,009,000)	$6,009,000

	OTHER ASSETS LESS LIABILITIES - 0.1%	5,749

	NET ASSETS - 100.0%	$6,014,749

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	OPEN END FUNDS - 88.5%
380	Eaton Vance Global Macro Absolute Return Fund, Class I	$3,250
1,212	James Alpha Global Real Estate Investments Portfolio, Class I +	18,208
4,844	James Alpha Macro Portfolio, Class I * +	39,917
1,805	James Alpha Multi-Strategy Alternative Income Portfolio, Class I +	15,977
1,415	Saratoga Energy & Basic Materials Portfolio, Class I * +	11,066
1,219	Saratoga Health & Biotechnology Portfolio, Class I +	28,324
7,709	Saratoga Large Capitalization Growth Portfolio, Class I +	184,319
5,950	Saratoga Mid Capitalization Portfolio, Class I +	64,139
1,074	Saratoga Technology & Communications Portfolio, Class I +	28,985
702	Vanguard Financials Index Fund - Admiral Shares	20,176
578	Vanguard Small-Cap Index Fund - Admiral Shares	39,474
4,203	Vanguard Total Bond Market Index Fund - Admiral Shares	48,548
1,311	Vanguard Total International Stock Index Fund - Admiral Shares	33,495
3,872	Vanguard Value Index Fund - Admiral Shares	153,290
	TOTAL OPEN END FUNDS (Cost - $734,161)	689,168

	SHORT-TERM INVESTMENT - 11.4%
88,455	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $88,455)	88,455

	TOTAL INVESTMENTS - 99.9% (Cost - $822,616)	$777,623

	OTHER ASSETS LESS LIABILITIES - 0.1%	509

	NET ASSETS - 100.0%	$778,132

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	OPEN END FUNDS - 68.8%
1,663	Eaton Vance Global Macro Absolute Return Fund, Class I	$14,220
9,658	James Alpha Macro Portfolio, Class I * +	79,585
20,081	Saratoga Large Capitalization Growth Portfolio, Class I +	480,142
10,390	Saratoga Mid Capitalization Portfolio, Class I +	112,005
244	Vanguard Small-Cap Index Fund - Admiral Shares	16,673
42,621	Vanguard Total Bond Market Index Fund - Admiral Shares	492,270
516	Vanguard Total International Stock Index Fund - Admiral Shares	13,188
8,146	Vanguard Value Index Fund - Admiral Shares	322,519
	TOTAL OPEN END FUNDS (Cost - $1,554,197)	1,530,602

	SHORT-TERM INVESTMENT - 31.2%
693,346	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $693,346)	693,346

	TOTAL INVESTMENTS - 100.0% (Cost - $2,247,543)	$2,223,948

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(246)

	NET ASSETS - 100.0%	$2,223,702

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	OPEN END FUNDS - 82.8%
3,195	Eaton Vance Global Macro Absolute Return Fund, Class I	$27,319
1,212	James Alpha Global Real Estate Investments Portfolio, Class I +	18,208
7,475	James Alpha Macro Portfolio, Class I +	61,596
2,650	James Alpha Multi-Strategy Alternative Income Portfolio, Class I	23,456
1,960	Saratoga Energy & Basic Materials Portfolio, Class I * +	15,324
1,407	Saratoga Health & Biotechnology Portfolio, Class I +	32,683
14,073	Saratoga Large Capitalization Growth Portfolio, Class I +	336,496
14,297	Saratoga Mid Capitalization Portfolio, Class I +	154,123
1,168	Saratoga Technology & Communications Portfolio, Class I +	31,508
739	Vanguard Financials Index Fund, Admiral Shares	21,237
558	Vanguard Small-Cap Index Fund, Admiral Shares	38,120
17,425	Vanguard Total Bond Market Index Fund, Admiral Shares	201,255
1,051	Vanguard Total International Stock Index Fund, Admiral Shares	26,835
5,135	Vanguard Value Index Fund, Admiral Shares	203,286
	TOTAL OPEN END FUNDS (Cost - $1,242,315)	1,191,446

	SHORT-TERM INVESTMENT - 17.2%
247,855	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $247,855)	247,855

	TOTAL INVESTMENTS - 100.0% (Cost - $1,490,170)	$1,439,301

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(682)

	NET ASSETS - 100.0%	$1,438,619

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	OPEN END FUNDS - 87.3%
5,014	Eaton Vance Global Macro Absolute Return Fund, Class I	$42,867
736	James Alpha Global Real Estate Investments Portfolio, Class I +	11,055
2,954	James Alpha Macro Portfolio, Class I +	24,344
1,220	James Alpha Multi-Strategy Alternative Income Portfolio, Class I +	10,797
1,686	Saratoga Energy & Basic Materials Portfolio, Class I * +	13,181
872	Saratoga Health & Biotechnology Portfolio, Class I +	20,265
6,317	Saratoga Large Capitalization Growth Portfolio, Class I +	151,028
7,112	Saratoga Mid Capitalization Portfolio, Class I +	76,663
650	Saratoga Technology & Communications Portfolio, Class I +	17,550
369	Vanguard Financials Index Fund, Admiral Shares	10,617
372	Vanguard Small-Cap Index Fund, Admiral Shares	25,423
6,960	Vanguard Total Bond Market Index Fund, Admiral Shares	80,386
717	Vanguard Total International Stock Index Fund, Admiral Shares	18,315
2,457	Vanguard Value Index Fund, Admiral Shares	97,278
	TOTAL OPEN END FUNDS (Cost - $617,026)	599,769

	SHORT-TERM INVESTMENT - 12.5%
85,468	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $85,468)	85,468

	TOTAL INVESTMENTS - 99.8% (Cost - $702,494)	$685,237

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,247

	NET ASSETS - 100.0%	$686,484

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	OPEN END FUNDS - 80.8%
228	Eaton Vance Global Macro Absolute Return Fund, Class I	$1,953
8,652	James Alpha Macro Portfolio, Class I * +	71,293
9,371	Saratoga Large Capitalization Growth Portfolio, Class I +	224,066
9,746	Saratoga Mid Capitalization Portfolio, Class I +	105,058
612	Vanguard Small-Cap Index Fund, Admiral Shares	41,780
14,068	Vanguard Total Bond Market Index Fund, Admiral Shares	162,483
880	Vanguard Total International Stock Index Fund, Admiral Shares	22,471
3,987	Vanguard Value Index Fund, Admiral Shares	157,827
	TOTAL OPEN END FUNDS (Cost - $835,367)	786,931

	SHORT-TERM INVESTMENT - 19.1%
186,318	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $186,318)	186,318

	TOTAL INVESTMENTS - 99.9% (Cost - $1,021,685)	$973,249

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	326

	NET ASSETS - 100.0%	$973,575

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

+	Affiliated investment.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 32.2%
	ASSET ALLOCATION FUNDS - 2.9%
2,034	Invesco DB US Dollar Index Bullish Fund	$54,104
10,085	iShares Morningstar Multi-Asset Income ETF	219,318
		273,422
	COMMODITY FUNDS - 4.9%
27	Invesco DB Agriculture Fund	369
42	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	518
21	iShares Commodities Select Strategy ETF	490
18,246	iShares S&P GSCI Commodity Indexed Trust *	179,176
2,205	ProShares UltraShort Bloomberg Crude Oil *	51,421
1,183	SPDR Gold Shares + *	192,723
11	United States Commodity Index Fund *	293
2,927	United States Natural Gas Fund LP *	33,134
		458,124
	EQUITY FUNDS - 10.3%
3,401	CI First Asset Active Utility & Infrastructure ETF	28,223
10,843	Core Alternative ETF	306,317
1,710	Direxion NASDAQ-100 Equal Weighted Index Shares	97,812
172	ETFMG Alternative Harvest ETF	2,367
53	First Trust Financial AlphaDEX Fund	1,304
190	Invesco KBW High Dividend Yield Financial ETF	2,470
428	Invesco S&P 500 Equal Weight ETF	43,104
2,433	iShares Global Clean Energy ETF	29,001
488	iShares Latin America 40 ETF	10,009
240	iShares Mortgage Real Estate ETF +	5,443
1,163	iShares MSCI All Country Asia ex Japan ETF	75,211
149	iShares MSCI Brazil ETF	4,051
2,055	iShares MSCI EAFE ETF	122,560
707	iShares MSCI Emerging Markets ETF	26,675
267	iShares MSCI Frontier 100 ETF	6,296
961	iShares MSCI Japan ETF	53,249
54	iShares MSCI Mexico ETF	1,722
529	iShares STOXX Europe 600 Basic Resources UCITS ETF DE *	22,490
1,350	iShares S&P/TSX Capped Materials Index ETF	15,891
1,405	VanEck Vectors Africa Index ETF	21,539
967	VanEck Vectors Russia ETF	19,940
752	Vanguard FTSE Emerging Markets ETF	28,095
886	WBI BullBear Rising Income 3000 ETF	23,638
627	WisdomTree Middle East Dividend Fund	10,242
		957,649
	FIXED INCOME FUNDS - 14.1%
4,593	Highland/iBoxx Senior Loan ETF	73,075
589	Invesco Senior Loan ETF	12,581
191	iShares 7-10 Year Treasury Bond ETF	23,291
14,478	iShares Barclays USD Asia High Yield Bond Index ETF	141,884
203	iShares Floating Rate Bond ETF	10,207
495	iShares iBoxx High Yield Corporate Bond ETF	40,798
2,322	iShares JP Morgan USD Emerging Markets Bond ETF	247,061
23	iShares MBS ETF	2,555
2,246	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	133,626
186	SPDR Bloomberg Barclays High Yield Bond ETF	18,970
409	SPDR Doubleline Total Return Tactical ETF	20,213
309	VanEck Vectors Emerging Markets High Yield Bond ETF	6,773
10,122	Vanguard Total International Bond ETF	581,711
294	WisdomTree Emerging Markets Local Debt Fund	9,524
		1,322,269

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,021,634)	3,011,464

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Shares		Value
	EXCHANGE TRADED NOTES - 0.1%
	COMMODITY NOTES - 0.0%
257	iPath Bloomberg Coffee Subindex Total Return ETN	$2,144
134	iPath Bloomberg Grains Subindex Total Return ETN	2,417
		4,561
	SPECIALTY NOTE - 0.1%
263	iPath Series B S&P 500 VIX Short-Term Futures ETN	8,713

	TOTAL EXCHANGE TRADED NOTE (Cost - $12,087)	13,274

	MUTUAL FUNDS - 45.1%
	ALTERNATIVE FUNDS - 8.5%
37,792	Altegris Futures Evolution Strategy Fund, Class I	299,694
58,114	AQR Managed Futures Strategy Fund, Class I	495,128
		794,822
	FIXED INCOME FUND - 36.6%
328,937	James Alpha Structured Credit Value Portfolio, Class S #	3,417,659

	TOTAL MUTUAL FUNDS (Cost - $4,324,550)	4,212,481

	SHORT-TERM INVESTMENT - 6.1%
570,294	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $570,294)	570,294

	TOTAL INVESTMENTS - 83.5% (Cost - $7,928,565)	7,807,513

	OTHER ASSETS LESS LIABILITIES - 16.5%	1,537,766

	NET ASSETS - 100.0%	$9,345,279

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

#	Affiliated investments.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

ETF - Exhange Traded Fund

ETN - Exchange Traded Note

GSCI - Goldman Sachs Commodity Index

MBS - Mortgage Backed Security

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

UCITS - Undertakings for Collective Investments in Transferable Securities

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/24/2020	188,151	CAD	BNY Mellon	$134,613	USD	$136,127	$1,514
6/24/2020	50,398	CHF	BNY Mellon	52,028	USD	52,493	465
6/24/2020	79,110	GBP	BNY Mellon	96,570	USD	97,813	1,243
6/24/2020	12,067,052	JPY	BNY Mellon	112,510	USD	112,043	(467)
To Sell:
6/24/2020	(134,806)	AUD	BNY Mellon	(87,747)	USD	(89,486)	(1,739)
6/24/2020	(245,628)	EUR	BNY Mellon	(266,979)	USD	(273,348)	(6,369)
6/24/2020	(767,354)	MXN	BNY Mellon	(32,553)	USD	(34,559)	(2,006)
							$(7,359)

TOTAL RETURN SWAP - 0.5%	Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 0.35%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value 6,400,907)	$44,924
$44,924

TOTAL RETURN SWAP - (0.1)%	Unrealized Gain

The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality.  According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index.  The swap became effective on May 19, 2020, and has a term of one year there from unless terminated earlier. (Notional Value $3,141,927)

$(8,125)
$(8,125)

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
May 31, 2020

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts	Counterparty	Notional Value at May 31, 2020	Expiration	Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain
6	2 year Euro-Schatz Future	Deutsche Bank	$724,727	6/8/2020	$(762)	-1.70%
4	3 month Euro (EURIBOR)	Deutsche Bank	979,377	9/30/2020	69	0.15%
2	3 month Euro (EURIBOR)	Deutsche Bank	624,315	12/13/2021	20	0.04%
2	3 month Euro (EURIBOR)	Deutsche Bank	573,673	9/19/2022	(205)	-0.46%
12	3 month Euro (EURIBOR)	Deutsche Bank	1,842,727	3/17/2021	1,273	2.83%
12	3 month Sterling	Deutsche Bank	1,808,343	3/16/2022	4,584	10.20%
3	3 month Sterling	Deutsche Bank	461,701	12/15/2021	691	1.54%
3	3 month Sterling	Deutsche Bank	454,250	3/15/2023	1,865	4.15%
2	3 month Sterling	Deutsche Bank	277,565	12/16/2020	128	0.28%
1	3 month Sterling	Deutsche Bank	227,142	6/16/2021	123	0.27%
5	3 month Sterling	Deutsche Bank	389,738	6/15/2020	842	1.87%
2	3 year Australian Treasury Bond Future	Deutsche Bank	200,823	9/21/2020	341	0.76%
1	10 year Italian Bond Future	Deutsche Bank	231,696	6/8/2020	(4,785)	(10.65)%
0	10 year US Treasury Notes Future	Deutsche Bank	469,675	6/15/2020	(295)	-0.66%
4	90 Day Bank Accepted Bill Future	Deutsche Bank	510,894	9/21/2020	908	2.02%
3	90 Day Bank Accepted Bill Future	Deutsche Bank	496,611	12/10/2020	887	1.97%
1	90 Day Bank Accepted Bill Future	Deutsche Bank	195,372	3/11/2021	107	0.24%
6	DAX Index Future	Deutsche Bank	223,246	10/30/2020	225	0.50%
1	DJ EURO STOXX Banks Future	Deutsche Bank	152,679	6/19/2020	3,183	7.09%
1	EURO STOXX 50 Index Future	Deutsche Bank	151,886	6/8/2020	(266)	-0.59%
1	Euro-BOBL Future	Deutsche Bank	235,203	6/8/2020	1,486	3.31%
9	Eurodollar	Deutsche Bank	2,219,375	3/14/2022	2,438	5.43%
6	Eurodollar	Deutsche Bank	1,454,238	9/19/2022	1,313	2.92%
4	Eurodollar	Deutsche Bank	1,036,540	12/14/2020	(38)	(0.08)%
4	FTSE 100 Index Future	Deutsche Bank	989,636	3/15/2021	981	2.18%
3	DAX Index Future	Deutsche Bank	735,151	3/13/2023	1,177	2.62%
1	DJ EURO STOXX Banks Future	Deutsche Bank	218,216	12/19/2022	557	1.24%
1	EURO STOXX 50 Index Future	Deutsche Bank	187,814	6/14/2021	339	0.75%
7	Euro-BOBL Future	Deutsche Bank	201,506	6/11/2020	4,185	9.32%
5	Eurodollar	Deutsche Bank	156,142	8/12/2020	(410)	(0.91)%
1	Eurodollar	Deutsche Bank	190,722	8/27/2020	(66)	(0.15)%
8	Eurodollar	Deutsche Bank	276,859	9/22/2020	8,662	19.28%
4	FTSE 100 Index Future	Deutsche Bank	138,935	11/20/2020	2,422	5.39%
4	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	148,181	10/30/2020	(3,719)	-8.28%
2	Nikkei 225 (JPY) Future	Deutsche Bank	402,889	9/28/2020	188	0.42%
3	Nikkei 225 Index	Deutsche Bank	141,256	6/30/2020	3,138	6.99%
2	S&P Canada 60 Index Future	Deutsche Bank	405,028	3/15/2021	95	0.21%
					$31,681

Number of Contracts	Open Short Future Contracts	Counterparty	Notional Value at May 31, 2020	Expiration	Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain
(3)	3 month Euro (EURIBOR)	Deutsche Bank	$946,989	12/14/2020	$40	0.09%
(4)	Brent Crude Monthly Future	Deutsche Bank	159,833	7/31/2020	(1,470)	-3.27%
(2)	CAD/USD	Deutsche Bank	180,688	6/16/2020	(906)	-2.02%
(6)	Cocoa Future	Deutsche Bank	156,278	9/15/2020	1,411	3.14%
(1)	EUR/JPY	Deutsche Bank	152,493	6/15/2020	(5,074)	-11.29%
(3)	EUR/USD	Deutsche Bank	425,703	6/15/2020	(151)	-0.34%
(13)	Gasoil Monthly Future	Deutsche Bank	384,219	7/10/2020	1,441	3.21%
(4)	Gasoline RBOB Future	Deutsche Bank	156,813	6/30/2020	(5,631)	-12.53%
(7)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	234,622	6/22/2020	(12,948)	-28.82%
(1)	Mini Japanese Goverment Bond Future	Deutsche Bank	185,372	6/12/2020	1,088	2.42%
(4)	NY Harbour ULSD Future	Deutsche Bank	196,300	9/30/2020	3,026	6.74%
(5)	Primary High Grade Aluminium Future	Deutsche Bank	175,962	9/16/2020	(4,335)	-9.65%
(4)	Soybeans Future	Deutsche Bank	150,806	11/13/2020	(1,323)	(2.94)%
					$(24,832)

	TOTAL FUTURES CONTRACTS				$6,849

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings
FUTURES CONTRACTS *
Number of Contracts	Open Long Future Contracts		Counterparty	Notional Value at May 31, 2020	Expiration
7		10-year Treasury Future	Goldman Sachs	948,355	9/21/2020
14		2-year Treasury Future	Goldman Sachs	3,146,098	9/30/2020
16		3 Month Sterling Future	Goldman Sachs	2,437,675	9/16/2020
16		3 Month Sterling Future	Goldman Sachs	2,436,897	12/16/2020
16		3 Month Sterling Future	Goldman Sachs	2,437,240	3/17/2021
16		3 Month Sterling Future	Goldman Sachs	2,437,166	6/16/2021
16		3 Month Sterling Future	Goldman Sachs	2,437,504	9/15/2021
18		5-year Bobl Future	Goldman Sachs	2,745,846	6/8/2020
15		5-year Treasury	Goldman Sachs	1,835,527	9/30/2020
22		5-year Treasury Future	Goldman Sachs	2,788,821	9/30/2020
8		Cooper Future	Goldman Sachs	1,110,537	10/19/2020
9		Cooper Future	Goldman Sachs	1,235,189	11/16/2020
38		Corn Future	Goldman Sachs	625,387	9/14/2020
8		Eurodollar Future	Goldman Sachs	1,902,468	9/14/2020
8		Eurodollar Future	Goldman Sachs	1,900,956	12/14/2020
8		Eurodollar Future	Goldman Sachs	1,901,721	3/15/2021
8		Eurodollar Future	Goldman Sachs	1,900,964	6/14/2021
8		Eurodollar Future	Goldman Sachs	1,900,621	9/13/2021
10		Nickel Future	Goldman Sachs	775,790	10/19/2020
12		Nickel Future	Goldman Sachs	863,348	11/16/2020
51		Soybean Future	Goldman Sachs	2,164,375	11/13/2020
77		Sugar Future	Goldman Sachs	946,969	6/30/2020
86		Sugar Future	Goldman Sachs	1,057,975	9/30/2020
34		Wheat Future	Goldman Sachs	888,250	7/14/2020
38		Wheat Future	Goldman Sachs	992,156	9/14/2020
15		Zinc Future	Goldman Sachs	766,151	7/13/2020
17		Zinc Future	Goldman Sachs	851,707	8/17/2020
Number of Contracts	Open Short Future Contracts		Counterparty	Notional Value at May 31, 2020	Expiration
1		10-year JGB Future	Goldman Sachs	930,603	6/11/2020
7		10-year Bund Future	Goldman Sachs	1,356,235	6/8/2020
9		2-year Schatz Future	Goldman Sachs	1,140,179	9/8/2020
8		Cooper Future	Goldman Sachs	1,096,271	7/13/2020
9		Cooper Future	Goldman Sachs	1,220,179	8/17/2020
79		Corn Future	Goldman Sachs	1,333,483	12/14/2020
41		Cotton Future	Goldman Sachs	1,165,065	12/8/2020
10		Nickel Future	Goldman Sachs	766,580	7/13/2020
12		Nickel Future	Goldman Sachs	853,609	8/17/2020
21		Soybean Future	Goldman Sachs	884,243	7/14/2020
23		Soybean Future	Goldman Sachs	995,347	11/13/2020
86		Sugar Future	Goldman Sachs	1,050,932	9/30/2020
95		Sugar Future	Goldman Sachs	1,239,020	2/26/2021
78		Wheat Future	Goldman Sachs	2,088,534	12/14/2020
16		Zinc Future	Goldman Sachs	791,793	10/19/2020
18		Zinc Future	Goldman Sachs	881,425	11/16/2020

EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards		Counterparty	Notional Value at May 31, 2020	Expiration	Exercise Price	Market Value
2,234		Apple, Inc.	Goldman Sachs	710,173	9/18/2020	$ 320	5,547
2,257		Apple, Inc.	Goldman Sachs	717,732	7/17/2020	$ 320	4,492
3,834		Apple, Inc.	Goldman Sachs	1,219,131	6/19/2020	$ 318	(1,967)
							8,072

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options		Counterparty	Notional Value at May 31, 2020	Expiration	Exercise Price	Market Value
(657)		S&P 500 Index	Goldman Sachs	1,998,928	6/5/2020	$ 3,045	(7,413)
(3,061)		S&P 500 Index	Goldman Sachs	9,319,275	6/5/2020	$ 2,830	(6,888)
(3,107)		S&P 500 Index	Goldman Sachs	9,457,752	6/5/2020	$ 2,745	(3,262)
(9,814)		S&P 500 Index	Goldman Sachs	29,878,289	6/5/2020	$ 2,755	(11,041)
							(28,604)
* The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.3%
	ASIA PACIFIC - 20.0%
	AUSTRALIA - 2.7%
4,499,686	Charter Hall Long Wale REIT	$13,108,813
6,552,675	Waypoint REIT Ltd.	11,539,113
		24,647,926
	HONG KONG - 7.5%
3,204,399	ESR Cayman Ltd. *#	7,203,016
4,432,762	Hang Lung Properties Ltd.	9,382,355
6,677,693	Link REIT	50,431,069
		67,016,440
	JAPAN - 9.8%
6,353	Daiwa House REIT Investment Corp.	15,683,043
66,934	Japan Hotel REIT Investment Corp.	27,877,027
2,442,514	Mitsubishi Estate Co. Ltd.	38,861,907
214,931	Mitsui Fudosan Co. Ltd.	4,138,935
164,289	Tokyu Fudosan Holdings Corp.	831,564
		87,392,476

	TOTAL ASIA PACIFIC - (Cost - $226,553,342)	179,056,842

	EUROPE - 19.2%
	BELGIUM - 0.3%
21,532	VGP NV	2,807,286

	FRANCE - 4.1%
754,850	Accor SA *	21,383,748
781,082	Klepierre SA	14,886,081
		36,269,829
	GERMANY - 1.9%
191,835	Deutsche Wohnen SE	8,607,845
383,782	Instone Real Estate Group AG *#	8,364,750
		16,972,595
	IRELAND - 2.0%
24,661,654	Glenveagh Properties PLC *#	17,996,703

	ITALY - 3.3%
981,321	COIMA RES SpA #	7,086,544
2,241,427	Infrastrutture Wireless Italiane SpA #	22,711,949
		29,798,493
	SINGAPORE - 1.1%
6,883,139	Mapletree Commercial Trust	9,788,648

	UNITED KINGDOM - 6.5%
13,592,600	Assura PLC	13,297,159
4,975,851	Empiric Student Property PLC	3,851,638
411,832	Great Portland Estates PLC	3,326,703
3,234,243	McCarthy & Stone PLC #	2,882,076
104,331	The UNITE Group PLC	1,122,550
19,275,256	Tritax Big Box REIT PLC	33,236,945
		57,717,071

	TOTAL EUROPE (Cost - $223,245,794)	171,350,625

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	NORTH AMERICA - 60.1%
	BERMUDA - 2.5%
5,882,511	Hongkong Land Holdings Ltd.	$22,118,241

	CANADA - 0.3%
194,690	InterRent Real Estate Investment Trust	2,060,711
69,243	WPT Industrial Real Estate Investment Trust	850,304
		2,911,015
	CAYMAN ISLANDS - 4.5%
6,901,224	CK Asset Holdings Ltd.	37,907,799
568,737	Wharf Real Estate Investment Co. Ltd.	2,205,637
		40,113,436
	UNITED STATES - 52.8%
979,675	Acadia Realty Trust	11,491,588
119,922	Alexandria Real Estate Equities, Inc.	18,434,410
88,079	American Tower Corp.	22,739,355
946,399	Americold Realty Trust	33,795,908
1,605,262	Brixmor Property Group, Inc.	17,914,724
2,035,062	CatchMark Timber Trust, Inc.	15,975,237
85,841	Chatham Lodging Trust	579,427
7,676,649	Colony Capital, Inc.	15,430,064
599,310	CoreCivic, Inc.	7,209,699
10,002	CoreSite Realty Corp.	1,248,450
686,363	Corporate Office Properties Trust	17,138,484
170,335	CyrusOne, Inc.	12,662,704
1,674,851	Ellington Financial, Inc.	17,083,480
139,961	Equity LifeStyle Properties, Inc.	8,719,570
484,634	Healthpeak Properties, Inc.	11,941,382
235,024	Hilton Worldwide Holdings, Inc.	18,639,753
1,030,914	Independence Realty Trust, Inc.	10,195,739
1,439,942	Invitation Homes, Inc.	37,870,475
975,719	Jernigan Capital, Inc.	11,776,928
1,689,955	Kennedy-Wilson Holdings, Inc.	23,693,169
287,223	Kilroy Realty Corp.	16,406,178
342,777	Marriott International, Inc.	30,335,765
620,633	MGM Growth Properties LLC	17,210,153
377,281	National Retail Properties, Inc.	11,842,851
437,583	New Senior Investment Group, Inc.	1,268,991
320,320	Prologis, Inc.	29,309,280
866,752	STAG Industrial, Inc.	23,315,629
1,047,652	The GEO Group, Inc.	12,550,871
301,671	Welltower, Inc.	15,285,670
		472,065,934

	TOTAL NORTH AMERICA (Cost - $804,081,607)	537,208,626

	TOTAL COMMON STOCK (Cost - $1,253,880,743)	887,616,093

	SHORT-TERM INVESTMENTS - 0.4%
3,196,126	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $3,196,126)	3,196,126

	TOTAL INVESTMENTS - 99.7% (Cost - $1,257,076,869)	$890,812,219
	OTHER ASSETS LESS LIABILITIES - 0.3%	2,643,406
	NET ASSETS - 100.0%	$893,455,625

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2020, these securities amounted to $66,245,038 or 7.41% of net assets.

LLC - Limited Liability Company

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
May 31, 2020

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 6.9%
	AEROSPACE/DEFENSE - 1.0%
$125,000	Howmet Aerospace, Inc.	6.875	5/1/2025	$132,952

	AUTO MANUFACTURERS - 0.8%
50,000	Ford Motor Co.	9.000	4/22/2025	52,438
50,000	Ford Motor Credit Co. LLC	5.085	1/7/2021	49,688
				102,126
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
100,000	Park Aerospace Holdings Ltd. #	5.250	8/15/2022	88,327

	INVESTMENT COMPANIES - 0.8%
100,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.250	5/15/2026	100,754

	MEDIA - 0.8%
100,000	CSC Holdings LLC #	5.375	7/15/2023	101,732

	PACKAGING & CONTAINERS - 1.6%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. #	5.250	8/15/2027	197,463

	RETAIL - 0.4%
50,000	Kohl’s Corp.	9.500	5/15/2025	53,352

	TELECOMMUNICATIONS - 0.0%
2,000	CommScope, Inc. #	5.000	6/15/2021	1,987

	TRANSPORTATION - 0.8%
100,000	XPO Logistics, Inc. #	6.250	5/1/2025	104,610

	TOTAL CORPORATE BONDS (Cost - $881,074)			883,303

Shares
	COMMON STOCK - 73.4%
	APPAREL - 0.3%
941	Canada Goose Holdings, Inc. *			18,368
389	Carter’s, Inc.			33,419
1,184	Skechers USA, Inc. *			37,083
				88,870
	AUTO MANUFACTURERS - 0.3%
1,500	Navistar International Corp. *			37,710

	AUTO PARTS & EQUIPMENT - 0.1%
600	Delphi Technologies PLC *			7,728

	BANKS - 2.0%
4,400	IBERIABANK Corp.			186,604
2,600	Texas Capital Bancshares, Inc. *			69,576
				256,180
	BEVERAGES - 0.3%
3,025	Primo Water Corp.			36,391

	BIOTECHNOLOGY - 2.2%
567	Bluebird Bio, Inc. *			36,078
1,949	Immunomedics, Inc. *			65,467
1,769	Liquidia Technologies, Inc. *			16,346
748	Livongo Health, Inc. *			44,828
3,450	NeoGenomics, Inc. *			92,081
1,908	TransMedics Group, Inc. *			25,205
				280,005

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	COMMERCIAL SERVICES - 2.4%
209	Avalara, Inc. *	$22,376
112	CoStar Group, Inc. *	73,562
594	Evo Payments, Inc. *	13,151
1,259	HMS Holdings Corp. *	39,331
634	Macquarie Infrastructure Corp.	17,999
708	Paylocity Holding Corp. *	92,044
1,163	Progyny, Inc. *	29,028
27	Repay Holdings Corp. *	622
8	StoneCo. Ltd. *	253
148	WEX, Inc. *	21,916
		310,282
	COMPUTERS - 3.0%
1,158	Crowdstrike Holdings, Inc. *	101,684
4,900	ForeScout Technologies, Inc. *	115,591
1,396	Ping Identity Holding Corp. *	39,521
1,208	Pure Storage, Inc. *	21,273
994	Tenable Holdings, Inc. *	31,082
726	Zscaler, Inc. *	71,213
		380,364
	DISTRIBUTION/WHOLESALE - 1.2%
670	Copart, Inc. *	59,891
1,438	IAA, Inc. *	58,958
2,118	KAR Auction Services, Inc.	30,393
		149,242
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
4,372	Ellington Financial, Inc.	44,594
1,900	GAIN Capital Holdings, Inc.	11,932
1,124	Hamilton Lane, Inc.	82,243
6,000	Legg Mason, Inc.	298,980
1,007	LPL Financial Holdings, Inc.	71,890
616	XP, Inc.	18,702
		528,341
	ELECTRIC - 0.5%
2,080	PPL Corp.	58,115

	ELECTRONICS - 2.0%
2,600	Fitbit, Inc. *	16,484
1,700	Tech Data Corp. *	231,608
		248,092
	ENGINEERING & CONSTRUCTION - 0.5%
5,852	Infrastrutture Wireless Italiane SpA	59,659

	ENTERTAINMENT - 0.2%
1,800	Cineplex, Inc.	18,948

	FOREST PRODUCTS & PAPER - 0.1%
1,000	Canfor Corp. *	7,343

	GAS - 0.1%
1,025	Western Midstream Partners LP	9,574

	HEALTHCARE-PRODUCTS - 2.8%
661	Axonics Modulation Technologies, Inc. *	24,239
324	Bio-Techne Corp.	85,795
2,222	GenMark Diagnostics, Inc. *	21,087
230	Inspire Medical Systems, Inc. *	18,754
810	Novocure Ltd. *	54,618
1,628	Silk Road Medical, Inc. *	62,304
2,900	Wright Medical Group NV	85,695
		352,492

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	HEALTHCARE-SERVICES - 0.5%
263	Catalent, Inc. *	$20,443
898	Invitae Corp. *	15,104
961	PPD, Inc. *	26,178
		61,725
	HOME BUILDERS - 0.4%
75,105	Glenveagh Properties PLC *	54,637

	INSURANCE - 1.3%
600	FGL Holdings	5,004
564	Selectquote, Inc. *	15,521
700	Willis Towers Watson PLC	142,030
		162,555
	INTERNET - 1.9%
667	Chewy, Inc. *	29,641
3,300	E*TRADE Financial Corp.	150,282
41	Fiverr International Ltd. *	2,670
6,900	Meet Group, Inc. *	42,642
1,279	Revolve Group, Inc. *	17,983
		243,218
	LEISURE TIME - 0.1%
439	Norwegian Cruise Line Holdings Ltd.	6,875

	LODGING - 2.3%
1,892	Accor SA *	53,351
10,700	Caesars Entertainment Corp. *	121,873
587	Hilton Worldwide Holdings, Inc.	46,555
730	Marriott International, Inc.	64,605
		286,384
	MACHINERY-CONSTRUCTION & MINING - 0.6%
1,129	BWX Technologies, Inc.	70,642

	MEDIA - 0.1%
4,600	Central European Media Enterprises Ltd. *	18,400

	MINING - 0.0%
1	Newmont Goldcorp Corp.	58

	OIL & GAS - 0.0%
1,241	Tellurian, Inc. *	1,241

	PHARMACEUTICALS - 0.2%
1,146	Aimmune Therapeutics, Inc. *	19,035
700	Portola Pharmaceuticals, Inc. *	12,565
		31,600
	PIPELINES - 4.8%
1,059	Antero Midstream Corp.	5,062
991	Cheniere Energy, Inc. *	43,951
597	Cheniere Energy Partners LP	20,143
495	Crestwood Equity Partners LP	7,034
450	DCP Midstream LP	4,950
389	Delek Logistics Partners LP	9,262
992	Enable Midstream Partners LP	4,127
1,804	Enbridge, Inc.	58,540
4,533	Energy Transfer LP	36,989
1,739	EnLink Midstream LLC	4,104
2,160	Enterprise Products Partners LP	41,256
461	EQM Midstream Partners LP	9,059
1,087	Equitrans Midstream Corp.	8,794
902	Genesis Energy LP	7,234
571	Holly Energy Partners LP	9,227
2,996	Kinder Morgan Inc	47,337

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	PIPELINES - 4.8% (Continued)
938	Magellan Midstream Partners LP	$42,529
2,185	MPLX LP	41,493
570	NGL Energy Partners LP	2,907
724	NuStar Energy LP	12,576
878	ONEOK, Inc.	32,214
642	PBF Logistics LP	6,677
460	Phillips 66 Partners LP	20,553
2,379	Plains All American Pipeline LP	23,076
1,266	Plains GP Holdings LP	12,647
457	Rattler Midstream LP *	3,843
769	Shell Midstream Partners LP	10,374
1,096	Targa Resources Corp.	19,607
1,262	TC Energy Corp.	56,803
335	TC PipeLines LP	11,775
		614,143
	PRIVATE EQUITY - 0.4%
3,899	Kennedy-Wilson Holdings, Inc.	54,664

	REAL ESTATE - 3.2%
17,987	CK Asset Holdings Ltd.	97,813
2,502	COIMA RES SpA	17,979
496	Deutsche Wohnen SE	22,190
14,872	Empiric Student Property PLC	11,436
8,313	ESR Cayman Ltd. *	18,619
11,842	Hang Lung Properties Ltd.	24,903
15,159	Hongkong Land Holdings Ltd.	56,998
966	Instone Real Estate Group AG *	20,932
10,586	McCarthy & Stone PLC	9,344
6,285	Mitsubishi Estate Co. Ltd.	99,932
539	Mitsui Fudosan Co. Ltd.	10,374
413	Tokyu Fudosan Holdings Corp.	2,093
56	VGP NV	7,288
1,893	Wharf Real Estate Investment Co. Ltd.	7,278
		407,179
	REAL ESTATE INVESTMENT TRUSTS - 14.1%
2,650	Acadia Realty Trust	31,085
309	Alexandria Real Estate Equities, Inc.	47,499
227	American Tower Corp.	58,605
3,353	Americold Realty Trust	119,736
33,900	Assura PLC	33,109
3,494	Brixmor Property Group, Inc.	38,993
5,490	CatchMark Timber Trust, Inc.	43,096
11,344	Charter Hall Long Wale REIT	32,982
213	Chatham Lodging Trust	1,438
24,213	Colony Capital, Inc.	48,668
1,798	CoreCivic, Inc.	21,630
26	CoreSite Realty Corp.	3,245
1,654	Corporate Office Properties Trust	41,300

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 14.1% (Continued)
1,209	CyrusOne, Inc.	$89,877
16	Daiwa House REIT Investment Corp.	39,564
360	Equity LifeStyle Properties, Inc.	22,428
3,347	GEO Group, Inc.	40,097
5,260	Global Medical REIT, Inc.	56,387
1,076	Great Portland Estates PLC	8,660
1,455	Healthpeak Properties, Inc.	35,851
2,652	Independence Realty Trust, Inc.	26,228
508	InterRent Real Estate Investment Trust	5,377
3,632	Invitation Homes, Inc.	95,522
163	Japan Hotel REIT Investment Corp.	67,857
2,513	Jernigan Capital, Inc.	30,332
572	Kilroy Realty Corp.	32,673
2,032	Klepierre SA	38,515
17,414	Link REIT	130,195
17,822	Mapletree Commercial Trust	25,219
1,546	MGM Growth Properties LLC	42,871
921	National Retail Properties, Inc.	28,910
1,368	New Senior Investment Group, Inc.	3,967
824	Prologis, Inc.	75,396
1,565	STAG Industrial, Inc.	42,098
4,000	Taubman Centers, Inc.	165,360
49,705	Tritax Big Box REIT PLC	85,293
288	UNITE Group PLC	3,092
16,470	Waypoint REIT	28,972
949	Welltower, Inc.	48,086
175	WPT Industrial Real Estate Investment Trust	2,149
		1,792,362
	RETAIL - 7.5%
4,420	Designer Brands, Inc.	27,095
430	Five Below, Inc. *	45,000
1,351	Ollie’s Bargain Outlet Holdings, Inc. *	123,549
3,782	OptimizeRx Corp. *	42,964
657	RH *	142,497
1,250	Shake Shack, Inc. *	69,438
2,500	Tiffany & Co.	320,325
374	Ulta Beauty, Inc. *	91,260
792	Wingstop, Inc.	96,584
		958,712
	SEMICONDUCTORS - 0.1%
1,500	Adesto Technologies Corp. *	18,105
1	Onto Innovation, Inc. *	31
		18,136
	SOFTWARE - 10.1%
459	Alteryx, Inc. *	66,068
377	Bandwidth, Inc. *	41,790
118	Bill.com Holdings, Inc. *	8,218
798	Black Knight, Inc. *	61,430
1,682	Blackline, Inc. *	124,973
642	Ceridian HCM Holding, Inc. *	44,215
817	Cloudflare, Inc. *	23,750
206	Coupa Software, Inc. *	46,867
3,081	Domo, Inc. *	78,011
2,376	Dynatrace, Inc. *	91,405
2,359	eGain Corp. *	24,557
968	Five9, Inc. *	100,866
796	Guidewire Software, Inc. *	81,654
1,099	Health Catalyst, Inc. *	29,827
118	HubSpot, Inc. *	23,593
3,287	Medallia, Inc. *	92,956

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares				Value
	COMMON STOCK - 73.4% (Continued)
	SOFTWARE - 10.1% (Continued)
682	Nutanix, Inc. *			$16,409
1,355	Phreesia, Inc. *			39,729
1,116	Pluralsight, Inc. *			23,246
2,065	PROS Holdings, Inc. *			80,432
345	RingCentral, Inc. *			94,616
1,450	Sailpoint Technologies Holdings, Inc. *			33,103
870	Sprout Social, Inc. *			23,968
698	Talend SA - ADR *			21,519
115	Yext, Inc. *			1,816
979	Zuora, Inc. *			11,758
				1,286,776
	TELECOMMUNICATIONS - 3.1%
4,121	GTT Communications, Inc. *			32,927
4,000	LogMeIn, Inc.			339,600
11	PagerDuty, Inc. *			292
2,202	Vonage Holdings Corp. *			21,205
				394,024
	TRANSPORTATION - 0.5%
2,565	CryoPort, Inc. *			63,022

	TOTAL COMMON STOCK (Cost - $10,059,241)			9,355,689

	EXCHANGE TRADED FUNDS - 1.6%
	DEBT FUNDS - 1.6%
4,800	iShares 0-5 Year High Yield Corporate Bond ETF			206,016
1	ProShares UltraShort 20+ Year Treasury			16
				206,032
	EQUITY FUND - 0.0%
1	ProShares UltraShort Russell2000			12

	TOTAL EXCHANGE TRADED FUNDS (Cost - $200,974)			206,044

		Interest Rate	Maturity Date
	PREFERRED STOCK - 1.1%
2,220	Fortress Transportation & Infrastructure Investors LLC	8.000%	Perpetual	38,561
4,000	Wells Fargo & Co.	5.125%	Perpetual	99,720
	TOTAL PREFERRED STOCK (Cost - $152,350)			138,281

	CLOSED END FUNDS - 9.9%
8,000	BlackRock Core Bond Trust			120,400
10,000	BlackRock Corporate High Yield Fund Inc			100,600
7,500	BlackRock Credit Allocation Income Trust			101,475
10,000	BlackRock Limited Duration Income Trust			139,900
8,000	DoubleLine Income Solutions Fund			115,200
10,000	Eaton Vance Ltd Duration Income Fund			112,800
5,800	Invesco Dynamic Credit Opportunities Fund			50,402
40,000	Invesco Senior Income Trust			137,200
7,000	John Hancock Preferred Income Fund III			111,650
13,000	Nuveen High Income November 2021 Target Term Fund			117,390
7,000	Nuveen Preferred & Income Term Fund			147,630
	TOTAL CLOSED END FUNDS (Cost - $1,163,743)			1,254,647

	CONTINGENT VALUE RIGHT - 0.0%
300	Bristol-Myers Squibb Co.			987
	TOTAL CONTINGENT VALUE RIGHT (COST - $690)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	OPEN END FUND - 5.7%
69,926	James Alpha Structured Credit Value Portfolio, Class S +	$726,533
	TOTAL OPEN END FUND (Cost - $713,761)

	SHORT-TERM INVESTMENT - 16.0%
2,036,650	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^	2,036,650
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,036,650)

	TOTAL INVESTMENTS - 114.6% (Cost - $15,208,483)	$14,602,134

	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%	(1,863,334)

	NET ASSETS - 100.0%	$12,738,800

	SECURITIES SOLD SHORT - (17.6)%
	COMMON STOCK - (10.6)%
	APPAREL - (0.0)%
11	Carter’s, Inc.	945

	AUTO PARTS & EQUIPMENT - (0.1)%
267	BorgWarner, Inc.	8,584

	BANKS - (3.5)%
20,169	First Horizon National Corp.	188,580
2,680	Independent Bank Group, Inc.	101,518
3,444	Morgan Stanley	152,225
1	Prosperity Bancshares, Inc.	65
		442,388
	BIOTECHNOLOGY - (0.4)%
1,017	Atara Biotherapeutics, Inc. *	11,695
444	Ionis Pharmaceuticals, Inc. *	24,957
1,597	Sinovac Biotech Ltd. *	10,333
3,163	Solid Biosciences, Inc. *	9,331
		56,316
	COMMERCIAL SERVICES - (0.2)%
807	Korn Ferry	24,420

	COMPUTERS - (0.2)%
2,876	3D Systems Corp. *	21,196

	DIVERSIFIED FINANCIAL SERVICES - (0.8)%
201	Credit Acceptance Corp. *	74,334
1,391	International Money Express, Inc. *	15,343
149	World Acceptance Corp. *	9,909
		99,586
	ELECTRIC - (0.3)%
697	Unitil Corp.	33,574

	ENTERTAINMENT - (0.3)%
962	Eldorado Resorts, Inc. *	34,113

	FOOD - (0.6)%
8,030	Blue Apron Holdings, Inc. *	75,643

	GAS - (0.6)%
506	Chesapeake Utilities Corp.	45,712
304	ONE Gas, Inc.	25,527
		71,239
	HOUSEHOLD PRODUCTS/WARES - (0.1)%
90	WD-40 Co.	17,266

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2020

Shares		Value
	SECURITIES SOLD SHORT - (17.6)% (Continued)
	COMMON STOCK - (10.6)% (Continued)
	INSURANCE - (1.3)%
756	Aon PLC	$148,894
61	Fidelity National Financial, Inc.	1,946
430	Trupanion, Inc. *	12,952
		163,792
	INTERNET - (0.6)%
1	Rubicon Project, Inc. *	6
451	Wayfair, Inc. *	77,369
		77,375
	MACHINERY-DIVERSIFIED - (0.1)%
684	Ingersoll Rand, Inc. *	19,289

	OIL & GAS - (0.1)%
673	Chesapeake Energy Corp.	8,756

	PHARMACEUTICALS - (0.0)%
8	AbbVie, Inc.	741

	REITS - (0.1)%
764	Iron Mountain, Inc.	19,681

	SOFTWARE - (1.1)%
582	Altair Engineering, Inc. *	22,750
340	Sapiens International Corp NV	7,997
640	Zoom Video Communications, Inc. *	114,867
		145,614
	TELECOMMUNICATIONS - (0.1)%
200	Acacia Communications, Inc. *	13,500

	TRANSPORTATION - (0.1)%
540	Ryder System, Inc.	18,500

	TOTAL COMMON STOCK (Proceeds - $1,384,186)	1,352,518

	EXCHANGED TRADED FUNDS - (7.0)%
	EQUITY FUNDS - (7.0)%
2,441	iShares Russell 2000 Growth ETF	486,711
2,059	Utilities Select Sector SPDR Fund	122,902
1,844	Vanguard Consumer Staples ETF	278,684
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $698,659)	888,297

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,082,845)	$2,240,815

*	Non-income producing securities

+	Investment in affiliate

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2020, these securities amounted to $494,120 or 3.88% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnerships

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
May 31, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 90.6%
	EQUITY FUND - 90.6%
146,000	SPDR S&P500 ETF Trust +			$44,430,720
	TOTAL EXCHANGE TRADED FUNDS (Cost - $45,293,542)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 1.5% *
	PUT OPTIONS PURCHASED - 1.5%
150	S&P 500 Index	$42,750,000	6/15/20 - $2,850.00	174,000
40	S&P 500 Index	11,800,000	7/01/20 - $2,950.00	199,200
50	S&P 500 Index	15,100,000	7/01/20 - $3,020.00	343,500
	TOTAL PURCHASED OPTIONS (Cost - $1,370,004)			716,700

Shares
	SHORT-TERM INVESTMENTS - 8.3%
4,093,845	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $4,093,845)			4,093,845

	TOTAL INVESTMENTS - 100.4% (Cost - $50,757,391)			$49,241,265

	LIABILITIES LESS OTHER ASSETS - (0.4)%			(190,470)

	NET ASSETS - 100.0%			$49,050,795

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (3.6)% *
	PUT OPTIONS WRITTEN - (0.4)%
5	S&P 500 Index	$1,342,500	6/15/20 - $2,685.00	$1,925
225	S&P 500 Index	60,525,000	6/15/20 - $2,690.00	88,875
40	S&P 500 Index	11,000,000	7/01/20 - $2,750.00	81,800
	(Premiums Received - $629,257)			172,600

	CALL OPTIONS WRITTEN - (3.2)%
250	SPDR S&P500 ETF Trust	7,250,000	6/08/20 - $290.00	406,375
800	SPDR S&P500 ETF Trust	23,600,000	6/08/20 - $295.00	936,000
325	SPDR S&P500 ETF Trust	9,750,000	6/08/20 - $300.00	245,538
	(Premiums Received - $1,281,322)			1,587,913

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,910,579)			$1,760,513

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

(a)	Each contract is equivalent to 100 shares of the underlying security.

ETF - Exchange Traded Fund

	TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$1,452,400	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2020	Pay	0.32963#	$—
1,452,400	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2020	Pay	0.32963#	—
1,452,400	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	9/21/2020	Pay	0.32963*	—
2,904,800	SPY SPDR SP 500 ETF Trust	10,000	Goldman Sachs	9/21/2020	Pay	0.32963*	—
871,440	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/6/2020	Pay	0.32963#	—
2,033,360	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2020	Pay	0.32963#	—
5,809,600	SPY SPDR SP 500 ETF Trust	20,000	Goldman Sachs	12/1/2020	Pay	0.32963#	—
							$—

#	Variable rate is Libor plus 0.40%

*	Variable rate is Libor plus 0.50%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
May 31, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 47.7%
	EQUITY FUND - 47.7%
53,000	iShares MSCI Emerging Markets ETF +			$2,012,013
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,201,271)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 0.1% *
	PUT OPTIONS PURCHASED - 0.1%
1,000	iShares MSCI Emerging Markets ETF	$3,600,000	6/01/20 - $36.00	500
1,000	iShares MSCI Emerging Markets ETF	3,500,000	6/08/20 - $35.00	4,000
1,000	iShares MSCI Emerging Markets ETF	3,673,000	7/01/20 - $36.73	—
	TOTAL PURCHASED OPTIONS (Cost - $232,846)			4,500

Shares
	SHORT-TERM INVESTMENTS - 10.7%
449,295	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.11% ^ (Cost - $449,295)			449,295

	TOTAL INVESTMENTS - 58.5% (Cost - $2,883,412)			$2,465,808

	OTHER ASSETS LESS LIABILITIES - 41.5%			1,751,741

	NET ASSETS - 100.0%			$4,217,549

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (0.1)% *
	PUT OPTIONS WRITTEN - (0.1)%
1,000	iShares MSCI Emerging Markets ETF	$3,350,000	6/01/20 - $33.50	$1,500
1,000	iShares MSCI Emerging Markets ETF	3,250,000	6/08/20 - $32.50	2,000
1,000	iShares MSCI Emerging Markets ETF	3,473,000	7/01/20 - $34.73	—
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $80,902)			3,500

	CALL OPTIONS WRITTEN - (0.0)%
1,000	iShares MSCI Emerging Markets ETF	3,750,000	6/15/20 - $37.50	—
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $90,219)			—

	TOTAL OPTIONS WRITTEN (Premiums Received - $171,121)			$3,500

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

(a)	Each contract is equivalent to 100 shares of the underlying security.

ETF - Exchange Traded Fund

	TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$861,040	iShares MSCI Emerging Markets ETF	23,500	Goldman Sachs	7/22/2020	Pay	0.32963#	$—
2,051,840	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2020	Pay	0.32963*	—
							$—

#	Variable rate is Libor plus 0.30%.

*	Variable rate is Libor plus 0.20%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
May 31, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 11.3%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.6%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	100,015
150,000	First Investors Auto Owner Trust 2017-2 #	5.4800		10/15/2024	153,270
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	149,624
75,000	United Auto Credit Securitization Trust 2019-1 #	4.2900		8/12/2024	67,987
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	100,216
					571,112
	COMMERCIAL ASSET-BACKED SECURITIES - 1.3%
114,000	COMM 2019-GC44 Mortgage Trust #	2.5000		8/15/2057	67,432
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330		11/10/2049	108,882
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.1194	*	8/15/2048	71,880
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.7690	*	6/15/2047	88,393
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	51,949
100,000	Multifamily Connecticut Avenue Securities Trust 2019-01 #	3.4183	*	10/15/2049	75,643
					464,179
	CREDIT CARD ASSET-BACKED SECURITIES - 0.3%
120,000	Continental Credit Card ABS 2019-1 LLC #	6.1600		8/15/2026	106,422

	OTHER ASSET-BACKED SECURITIES - 1.7%
41,307	Conn’s Receivables Funding 2018-A, LLC. #	6.0200		1/15/2023	40,425
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	149,487
100,000	Progress Residential 2018-SFR1 Trust #	4.7780		3/17/2035	97,469
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	98,852
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	100,043
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	99,898
					586,174
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
146,357	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	88,101
110,000	Angel Oak Mortgage Trust I LLC 2017-1 #	6.1726	*	1/25/2047	104,845
138,741	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR +3.3500%	3.5183	*	10/25/2027	129,681
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	98,458
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	120,286
99,513	Fannie Mae Connecticut Avenue Securities , 1 mo. LIBOR +10.2500%	10.4182	*	1/25/2029	94,914
250,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +4.2500%	4.4183	*	1/25/2031	212,350
100,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +3.7500%	3.9183	*	3/25/2031	84,932
80,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +2.2500%	5.4182	*	6/25/2039	61,173
20,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +2.0500%	2.2183	*	1/25/2040	18,212
50,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +3.6500%	3.8183	*	2/25/2040	38,266
50,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +3.6500%	3.8183	*	2/25/2040	37,046
96,964	Fannie Mae REMICS	3.0000		12/25/2027	6,162
94,792	Fannie Mae REMICS	3.0000		1/25/2028	6,482
104,109	Fannie Mae REMICS	3.0000		2/25/2028	6,660
200,215	Freddie Mac REMICS	3.0000		10/15/2027	14,864
128,789	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +8.8000%	8.9683	*	3/25/2028	104,751
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +4.2000%	4.3683	*	2/25/2047	103,620
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +10.5000%	10.6683	*	2/25/2047	98,958
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +11.0000%	11.1683	*	10/25/2048	100,838
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +10.7500%	10.9182	*	1/25/2049	131,346
120,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.0500%	4.2182	*	2/25/2049	70,429
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +12.2500%	12.4183	*	2/25/2049	67,600
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +8.1500%	8.3183	*	7/25/2049	83,362
60,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +1.8500%	2.0183	*	2/25/2050	55,689
70,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.1000%	4.2683	*	3/25/2050	41,990
60,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +3.1000%	3.2682	*	3/25/2050	51,682
231,428	Government National Mortgage Association	3.5000		12/20/2049	26,504
225,250	Government National Mortgage Association	3.5000		12/20/2049	23,674
170,000	Oaktown Re III Ltd. #	4.5182	*	7/25/2029	104,086
100,000	Versus Securitization Trust #	4.4520	*	7/25/2059	84,633
					2,271,594

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,951,275)				3,999,481

	BANK LOANS - 2.6%
	AUTO MANUFACTURING - 0.2%
94,109	Trico Group, 3 mo. LIBOR + 7.0000%	—		2/2/2024	89,169

	CASINO & GAMING - 0.4%
10,200	Hard Rock Northern Indiana	—		11/7/2025	9,231
140,500	Hard Rock Northern Indiana	—		11/7/2025	127,153
					136,384
	ENTERTAINMENT - 0.1%
44,775	Sinclair Broadcasting	5.0800		7/18/2026	38,842

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 2.6% (Continued)
	FOOD - 0.1%
$25,000	Froneri US, Inc., 1 mo. LIBOR + 2.2500%	2.6536		1/30/2027	23,932

	MACHINERY-MANUFACTURING - 0.1%
83,513	Shape Technologies, 3 mo. LIBOR + 3.0000%	5.0879	*	4/4/2025	54,701

	METAL FABRICATE - 0.1%
34,125	Big River Steel, 3 mo. LIBOR + 5.0000%	7.3344	*	8/15/2023	31,139

	PHARMACEUTICALS - 0.5%
125,138	Natures Bounty, 1 mo. LIBOR + 3.5000%	5.9350	*	8/15/2024	119,976
46,500	Valeant Pharma	4.9213	*	6/1/2025	45,695
					165,671
	REAL ESTATE - 0.1%
39,200	Iron Mountain, 1 mo. LIBOR + 1.7500%	3.8435	*	1/2/2026	38,244

	SOFTWARE - 0.4%
131,625	Dyncorp, 1 mo. LIBOR + 7.0000%	—		8/16/2025	125,702
31,862	West Corp., 1 mo. LIBOR + 5.4501%	6.0935		10/3/2024	26,127
					151,829
	TELECOMMUNICATIONS - 0.6%
21,892	Windstream Services LLC, 1 mo. LIBOR + 8.2500%	6.0900		3/30/2021	13,217
75,000	Windstream Services LLC, 1 mo. LIBOR + 7.5000%	—		2/8/2024	45,000
150,000	Xplornet Communications, Inc.	—		5/29/2027	142,500
					200,717

	TOTAL BANK LOANS (Cost - $1,029,584)				930,628

	TERM LOANS - 0.9%
	TOYS/GAMES/HOBBIES - 0.9%
344,473	JAKKS Pacific Inc. (a)(b)	10.5000		2/9/2023	310,765

	TOTAL TERM LOANS (Cost - $308,378)				310,765

	CORPORATE BONDS - 52.0%
	ADVERTISING - 0.4%
173,000	MDC Partners, Inc. #	6.5000		5/1/2024	135,480

	AEROSPACE/DEFENSE - 1.5%
50,000	Boeing Co.	5.8050		5/1/2050	56,857
250,000	Howmet Aerospace, Inc.	6.8750		5/1/2025	265,904
200,000	TransDigm, Inc. #	6.2500		3/15/2026	204,968
					527,729
	AGRICULTURE - 1.0%
323,000	Alpha VesselCo. Holdings, Inc. #	8.5000		12/15/2022	322,520
30,000	Altria Group, Inc.	3.4000		5/6/2030	31,731
					354,251
	AUTO MANUFACTURERS - 2.7%
45,000	BMW US Capital LLC #	4.1500		4/9/2030	50,424
35,000	Ford Motor Co.	8.5000		4/21/2023	36,356
135,000	Ford Motor Co.	9.0000		4/22/2025	141,581
300,000	Ford Motor Credit Co. LLC	5.0850		1/7/2021	298,125
250,000	General Motors Co.	6.1250		10/1/2025	273,095
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028	150,320
					949,901
	AUTO PARTS & EQUIPMENT - 1.6%
62,000	Dealer Tire LLC #	8.0000		2/1/2028	53,799
500,000	Goodyear Tire & Rubber Co.	9.5000		5/31/2025	526,600
					580,399

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 52.0% (Continued)
	BANKS - 2.0%
$80,000	Citigroup, Inc.	4.7000	*	7/30/2168	69,950
108,000	Freedom Mortgage Corp. #	8.1250		11/15/2024	100,294
81,000	Freedom Mortgage Corp. #	8.2500		4/15/2025	75,177
99,000	JP Morgan Chase & Co.	5.0000		Perpetual	93,308
110,000	JP Morgan Chase & Co.	4.6000		Perpetual	97,895
218,000	JP Morgan Chase & Co.	4.2301		10/31/2066	194,400
70,000	Sumitomo Mitsui Financial Group, Inc.	3.2020		9/17/2029	73,060
					704,084
	BEVERAGES - 0.5%
140,000	Bacardi Ltd. #	5.3000		5/15/2048	168,682

	BUILDING MATERIALS - 0.1%
45,000	Summit Materials LLC #	6.5000		3/15/2027	45,835

	CHEMICALS - 0.3%
56,000	Nova Chemicals Corp. #	5.2500		6/1/2027	47,540
60,000	Olin Corp. #	9.5000		6/1/2025	65,625
					113,165
	COMMERCIAL SERVICES - 1.2%
388,000	ACE Cash Express, Inc. #	12.0000		12/15/2022	294,880
35,000	APX Group, Inc. #	6.7500		2/15/2027	33,026
15,000	Jaguar Holding Co. II #	4.6250		6/15/2025	15,573
25,000	Jaguar Holding Co. II #	5.0000		6/15/2028	26,000
50,000	Verisk Analytics, Inc.	3.6250		5/15/2050	53,414
					422,893
	COMPUTERS - 1.1%
100,000	Dell International LLC #	4.9000		10/1/2026	108,485
15,000	Leidos, Inc. #	4.3750		5/15/2030	16,766
250,000	NCR Corp. #	8.1250		4/15/2025	270,312
					395,563
	COSMETICS/PERSONAL CARE - 0.2%
60,000	Edgewell Personal Care Co. #	5.5000		6/1/2028	62,325

	DISTRIBUTION/WHOLESALE - 1.4%
500,000	Ferguson Finance PLC #	3.2500		6/2/2030	505,670

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
200,000	Avation Capital SA #	6.5000		5/15/2021	168,725
95,000	Avolon Holdings Funding Ltd. #	3.6250		5/1/2022	84,594
65,000	Global Aircraft Leasing Co. Ltd #	6.5000		9/15/2024	35,568
500,000	GoEasy Ltd. #	5.3750		12/1/2024	470,053
35,000	Nationstar Mortgage Holdings, Inc. #	6.0000		1/15/2027	31,582
84,000	TitleMax Finance Corp. #	11.1250		4/1/2023	66,456
					856,978
	ELECTRIC - 0.3%
40,000	Puget Energy, Inc. #	4.1000		6/15/2030	42,486
70,000	Vistra Operations Co. LLC #	5.6250		2/15/2027	74,552
					117,038
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
35,000	WESCO Distribution, Inc. #	7.1250		6/15/2025	35,000
24,811	WESCO Distribution, Inc. #	7.1250		6/15/2028	24,811
					59,811
	ELECTRONICS - 0.5%
152,000	Flex Ltd.	4.8750		6/15/2029	160,586

	ENGINEERING & CONSTRUCTION - 0.7%
125,000	Michael Baker International LLC #	8.7500		3/1/2023	126,875
85,000	PowerTeam Services LLC #	9.0330		12/4/2025	86,396
132,837	Stoneway Capital Corp #	10.0000		3/1/2027	48,487
					261,758
	ENTERTAINMENT - 1.0%
110,000	Enterprise Development Authority #	12.0000		7/15/2024	108,499
55,000	Scientific Games International, Inc. #	7.0000		5/15/2028	48,528
884,682	Tunica-Biloxi Gaming Authority #	3.7800		6/15/2020	185,783
					342,810
	ENVIRONMENTAL CONTROL - 0.3%
97,000	Tervita Escrow Corp. #	7.6250		12/1/2021	75,205

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 52.0% (Continued)
	FOOD - 2.6%
$250,000	Albertsons Cos LLC	6.6250	6/15/2024	$259,279
500,000	Hershey Co.	0.9000	6/1/2025	502,210
63,000	Simmons Foods, Inc. #	5.7500	11/1/2024	59,069
90,319	Youngs PIK SCA	8.2500	8/1/2019	100,466
				921,024
	FOREST PRODUCTS & PAPER - 0.4%
135,000	Schweitzer-Mauduit International, Inc. #	6.8750	10/1/2026	135,598

	GAS - 1.4%
500,000	National Fuel Gas Co.	5.5000	1/15/2026	507,829

	HEALTHCARE-SERVICES - 0.9%
250,000	Centene Corp. #	5.3750	6/1/2026	264,952
55,000	Centene Corp.	3.3750	2/15/2030	55,774
				320,726
	HOLDING COMPANIES - 0.3%
140,000	VistaJet Malta Finance PLC #	10.5000	6/1/2024	112,015

	HOME BUILDERS - 0.1%
20,000	Taylor Morrison Communities, Inc. #	5.8750	6/15/2027	19,808

	INSURANCE - 1.0%
65,000	CNO Financial Group, Inc.	5.2500	5/30/2029	67,557
100,000	Liberty Mutual Insurance Co. #	7.6970	10/15/2097	147,692
105,000	Nationwide Mutual Insurance Co. #	4.3500	4/30/2050	107,170
25,000	New York Life Insurance Co. #	3.7500	5/15/2050	28,209
				350,628
	INTERNET - 0.5%
105,000	Booking Holdings, Inc.	4.6250	4/13/2030	120,617
25,000	Expedia Group, Inc. #	6.2500	5/1/2025	26,752
10,000	Expedia Group, Inc. #	7.0000	5/1/2025	10,716
				158,085
	INVESTMENT COMPANIES - 0.4%
150,000	ICAHN Enterprises LP	6.2500	5/15/2026	151,131

	LEISURE PRODUCTS - 0.2%
15,000	Carnival Corp.	3.9500	10/15/2020	14,699
10,000	Royal Caribbean Cruises Ltd. #	11.5000	6/1/2025	10,610
45,000	Viking Cruises Ltd. #	5.8750	9/15/2027	27,121
				52,430
	LODGING - 1.2%
40,000	Boyd Gaming Corp.#	8.6250	6/1/2025	42,830
30,000	Hyatt Hotels Corp.	5.3750	4/23/2025	31,424
15,000	Hyatt Hotels Corp.	5.7500	4/23/2030	15,840
520,000	Marriott International, Inc.	4.6250	6/15/2030	531,888
75,000	Station Casinos LLC #	4.5000	2/15/2028	66,328
				688,310
	MEDIA - 1.2%
347,000	CSC Holdings LLC #	5.3750	7/15/2023	353,012
51,000	Diamond Sports Group LLC #, 1 mo. LIBOR + 3.4200%	6.6250	8/15/2027	30,871
45,000	Walt Disney Co.	3.6000	1/13/2051	50,140
				434,023
	MINING - 2.1%
459,000	Century Aluminum Co. #	7.5000	6/1/2021	414,764
70,000	Freeport-McMoRan, Inc.	4.2500	3/1/2030	68,009
373,000	Mountain Province Diamonds, Inc. #	8.0000	12/15/2022	191,047
65,000	Novelis Corp. #	4.7500	1/30/2030	62,065
				735,885
	MISCELLANEOUS MANUFACTURING - 0.7%
25,000	General Electric Co.	4.2500	5/1/2040	24,363

	MULTI-NATIONAL - 0.5%
200,000	Banque Quest Africaine de Developpement #	4.7000	10/22/2031	191,986

	OIL & GAS - 2.5%
744,000	Delphi Energy Corp.	10.0000	7/15/2021	296,050
20,000	Diamondback Energy Inc.	4.7500	5/31/2025	20,968
70,000	Equinor ASA	3.7000	4/6/2050	79,163
90,000	MEG Energy Corp. #	7.1250	2/1/2027	82,237
35,000	PBF Finance Corp. #	9.2500	5/15/2025	37,983
95,000	PBF Finance Corp. #	6.0000	2/15/2028	80,096
85,000	Petroleos Mexicanos #	6.8400	1/23/2030	72,980
100,601	PetroQuest Energy, Inc. #	10.0000	2/15/2024	22,006
25,000	Phillips 66	3.8500	4/9/2025	27,534
100,000	Shelf Drilling Holdings Ltd. #	8.2500	2/15/2025	44,561
24,000	Talos Petroleum LLC	7.5000	5/31/2022	16,800
19,000	Transocean, Inc. #	8.0000	2/1/2027	10,545
88,000	Transocean Sentry Ltd. #	5.3750	5/15/2023	83,160
				874,083

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 52.0% (Continued)
	OIL & GAS SERVICES - 1.6%
$90,000	Era Group, Inc.	7.7500	12/15/2022	83,250
52,000	FTS International, Inc.	6.2500	5/1/2022	15,340
352,000	ION Geophysical Corp.	9.1250	12/15/2021	281,116
190,224	Noram Drilling Co AS	9.0000~	6/3/2021	190,224
				569,930
	PACKAGING & CONTAINERS - 0.7%
250,000	Ardagh Holdings USA, Inc. #	5.2500	4/30/2025	261,562

	PHARMACEUTICALS - 0.8%
250,000	Bausch Health Companies, Inc. #	6.2500	2/15/2029	257,475
15,000	Bausch Health Companies, Inc. #	5.2500	1/30/2030	14,822
				272,297
	PIPELINES - 1.6%
21,000	Cameron LNG LLC #	3.3020	1/15/2035	22,356
48,000	Cameron LNG LLC #	3.4020	1/15/2038	45,874
120,000	Energy Transfer Operating LP	7.1250	Perpetual	99,150
84,000	EnLink Midstream LLC	5.3750	6/1/2029	65,276
16,000	EnLink Midstream Partners LP	5.6000	4/1/2044	9,727
45,000	Hess Midstream Partners LP #	5.1250	6/15/2028	42,595
75,000	Midwest Connector Capital Co. LLC #	4.6250	4/1/2029	77,673
70,000	MPLX LP	4.5000	4/15/2038	69,513
40,000	ONEOK, Inc.	5.8500	1/15/2026	44,214
90,000	Tallgrass Energy Finance Corp. #	6.0000	3/1/2027	83,081
				559,459
	REAL ESTATE INVESTMENT TRUST - 0.8%
45,000	Istar, Inc.	4.7500	10/1/2024	40,617
105,000	Istar, Inc.	4.2500	8/1/2025	92,335
55,000	MPT Operating Partnership LP	4.6250	8/1/2029	54,579
100,000	Park Intermediate Holdings LLC #	7.5000	6/1/2025	103,500
				291,031
	RETAIL - 1.9%
35,000	AutoNation, Inc.	4.7500	6/1/2030	36,530
125,000	Conn’s Inc.	7.2500	7/15/2022	87,002
174,000	DriveTime Automotive Group, Inc. #	8.0000	6/1/2021	160,923
423,000	House of Fraser Funding PLC	6.6500	9/15/2020	18,303
250,000	Kohl’s Corp	9.5000	5/15/2025	266,762
104,000	Michaels Stores, Inc. #	8.0000	7/15/2027	83,961
				653,481
	SEMICONDUCTORS - 3.5%
65,000	Broadcom, Inc. #	4.1500	11/15/2030	68,319
657,000	MagnaChip Semiconductor Corp.	6.6250	7/15/2021	652,811
250,000	Microchip Technology, Inc. #	4.2500	9/1/2025	251,836
250,000	NXP USA, Inc. #	3.4000	5/1/2030	258,795
				1,231,761
	SOFTWARE - 0.6%
120,000	Citrix Systems, Inc.	3.3000	3/1/2030	123,905
60,000	Oracle Corp.	3.8500	4/1/2060	69,077
				192,982
	TELECOMMUNICATIONS - 3.0%
300,000	Altice France SA #	7.3750	5/1/2026	316,446
467,000	HC2 Holdings, Inc. #	11.5000	12/1/2021	421,759
73,457	Interactive/FriendFinder Networks, Inc.	14.0000	4/27/2025	60,601
194,328	Interactive/FriendFinder Networks, Inc. (a)(b)	14.0000	4/27/2025	160,321
30,000	T-Mobile USA, Inc. #	3.8750	4/15/2030	32,617
145,000	Windstream Services LLC #	8.6250	10/31/2025	86,754
				1,078,498
	TRANSPORTATION - 2.1%
209,000	American Tanker, Inc. #	9.2500	2/22/2022	209,570
200,000	Global Ship Lease, Inc. #	9.8750	11/15/2022	171,703
35,000	Union Pacific Corp.	3.7500	2/5/2070	38,859
300,000	XPO Logistics, Inc. #	6.2500	5/1/2025	313,831
				733,963

	TOTAL CORPORATE BONDS (Cost - $20,820,096)			18,363,051

	CONVERTIBLE BONDS - 0.7%
	AIRLINES - 0.3%
60,000	Air Canada #	4.0000	7/1/2025	61,875
55,000	Southwest Airlines Co.	1.2500	5/1/2025	62,116
				123,991
	FOREST PRODUCTS & PAPER - 0.0%
330,000	Fortress Global Enterprises, Inc.	9.7500	12/31/2021	12

	LEISURE TIME - 0.2
45,000	Carnival Corp #	5.7500	4/1/2023	74,025

	PHARMACEUTICALS - 0.2%
60,000	Tricida, Inc. #	4.5000	5/1/2020	60,556

	TOTAL CONVERTIBLE BONDS (Cost - $443,796)			258,584

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Shares		Coupon Rate (%)		Maturity Date	Value
	PREFERRED STOCK - 1.0%
	BANKS - 0.6%
8,000	Wells Fargo & Co.	1.2813		Perpetual	199,440

	GAS - 0.2%
3,075	South Jersey Industries Preferred	1.4063		Perpetual	77,060

	INSURANCE - 0.2%
2,501	Enstar Group Ltd.	1.7500	*	Perpetual	63,750

	TOYS/GAMES/HOBBIES - 0.0%
649	JAKKS Pacific, Inc. (a)(b)	—		Perpetual	—

	TOTAL PREFERRED STOCK (Cost - $334,210)				340,250

	COMMON STOCK - 2.0%
	BIOTECHNOLOGY - 0.1%
13,136	Pacific Biosciences of California, Inc.				46,239

	ENERGY - 0.4%
161	CE Star (a)(b)				139,805

	ENVIRONMENTAL CONTROL - 0.3%
3,108	Advanced Disposal Services, Inc.				96,907

	INTERNET - 0.0%
781	FriendFinder Networks, Inc. (a) +				—

	METAL FABRICATE - 0.8%
8	RA Parent, Inc. (a)(b) +				274,482

	OIL & GAS - 0.0%
10,132	PetroQuest Energy, Inc.				—
107,881	Zargon Oil & Gas Ltd.				5,464
					5,464

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Shares		Value
	COMMON STOCK - 2.0% (Continued)
	RETAIL - 0.4%
2,920	Nebraska Book Holdings, Inc. (a)(b)	133,283

	TOYS/GAMES/HOBBIES - 0.0%
18,994	JAKKS Pacific, Inc. (a)(b)	—

	TOTAL COMMON STOCK (Cost - $1,058,058)	696,180

	EXCHANGE TRADED FUNDS- 5.1%
	DEBT FUNDS - 3.4%
8,500	iShares 0-5 Year High Yield Corporate Bond ETF	257,520
1	Proshares Ultrashort 20+ Year Treasury	16
26,200	VanEck Vectors Emerging Markets High Yield Bond ETF	574,304
11,977	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	369,251
		1,201,091
	EQUITY FUNDS - 1.7%
14,012	Alerian MLP ETF	375,802
5,405	InfraCap MLP ETF	109,667
10,001	ProShares UltraShort Russell 2000	116,112
		601,581

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,706,442)	1,802,672

	MUTUAL FUNDS - 10.5%
	DEBT FUNDS - 10.5%
356,372	James Alpha Structured Credit Value Portfolio - Class S ++	3,702,701
	TOTAL MUTUAL FUNDS (Cost - $3,563,716)

	CLOSED END FUND - 5.1%
	DEBT FUND - 5.1%
15,000	BlackRock Core Bond Trust	225,750
25,000	BlackRock Corporate High Yield Fund, Inc.	251,500
22,000	BlackRock Credit Allocation Income Trust	297,660
5,000	BlackRock Limited Duration Income Trust	69,950
20,000	DoubleLine Income Solutions Fund	288,000
25,000	Eaton Vance Ltd Duration Income Fund	282,000
15,622	Invesco Dynamic Credit Opportunities Fund	135,755
14,818	John Hancock Preferred Income Fund III	236,347
	TOTAL CLOSED END FUND (Cost - $1,625,545)	1,786,962

	WARRANTS 0.0%
520,800	DEE.WT.A WARRANTS	1,884
	TOTAL WARRANTS (Cost - $3,130)

	SHORT-TERM INVESTMENTS - 5.9%
2,098,148	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 0.11% *	2,098,148
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,098,148)

	TOTAL INVESTMENTS - 97.1% (Cost - $38,942,378)	34,291,306

	OTHER ASSETS AND LIABILITIES - 2.9%	1,023,979

	NET ASSETS - 100.0%	35,315,285

*	Floating or variable rate security; rate shown represents the rate on May 31, 2020.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2020, these securities amounted to $13,013,979 or 36.8% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	Perpetual maturity date listed is next call date.

++	Affiliated investment

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

LP - Limited Partnership

PLC - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $1,018,656 or 2.9% of net assets.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Principal			Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (1.2)%
	CORPORATE BONDS - (1.2)%
	APPAREL - (1.2)%
$400,000	Hanesbrands, Inc. #		4.8750	5/15/2026	405,926

	TOTAL CORPORATE BONDS (Proceeds - $381,501)				405,926

	TOTAL SECURITIES SOLD SHORT (Proceeds - $381,501)				405,926

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
6	10-Year US Treasury Note Future	JP Morgan	$943,968	Sep-20	4,241
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				4,241

	OPEN SHORT FUTURE CONTRACTS - (0.1)%
(11)	2- Year US Treasury Note Future	JP Morgan	2,429,284	Sep-20	(693)
(10)	5- Year US Treasury Note Future	JP Morgan	1,256,250	Sep-20	(2,353)
(13)	10-Year USD Deliverable Interest Rate Swap Future	JP Morgan	1,377,792	Jun-20	(18,378)
(5)	Euro Bund Future	JP Morgan	959,180	Jun-20	14,623
(9)	US Long Bond Future	JP Morgan	1,605,375	Sep-20	(8,156)
(1,220,000)	United States Treasury Note	JP Morgan	1,224,051	Apr-25	(2,420)
(855,000)	United States Treasury Note	JP Morgan	853,297	May-30	(4,304)
(215,000)	United States Treasury Note	JP Morgan	232,578	Feb-30	335
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS				(21,346)

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				(10,716)

	OPEN CREDIT DEFAULT SWAPS - 0.1%

Notional	Upfront Premiums			Expiration	Pay/Receive
Amount	Paid (Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Unrealized Gain
$1,692,000	$(132,560)	CDX HY CDSI S33 5Y (a)	JP Morgan	6/20/2024	Receive	5.00%	$29,326	161,886
900,000	(17,714)	CDX IG SERIES 33 5Y (b)	JP Morgan	6/20/2024	Receive	1.00%	(10,196)	7,518
							$19,130	169,404

(a)	Markit CDX NA High Yield Index High Yield Series 32 Index.

(b)	Markit CDX NA Investment Grade Series 32 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2020

Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/19/2020	125,000	EUR	BNY Mellon Corp.	$137,456	USD	$139,092	1,636
6/9/2020	350,000	EUR	BNY Mellon Corp.	384,738	USD	389,379	4,641

To Sell:
6/9/2020	189,000	CAD	BNY Mellon Corp.	134,990	USD	136,739	(1,749)
6/9/2020	350,000	EUR	BNY Mellon Corp.	377,622	USD	389,379	(11,757)
6/19/2020	38,000	CAD	BNY Mellon Corp.	27,146	USD	27,493	(347)
6/19/2020	12,800	GBP	BNY Mellon Corp.	15,619	USD	15,826	(207)
6/19/2020	237,000	EUR	BNY Mellon Corp.	257,690	USD	263,719	(6,029)
6/29/2020	2,100	GBP	BNY Mellon Corp.	2,574	USD	2,597	(23)

			Total Unrealized:				(13,835)

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by each Portfolio in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less, at the time of purchase, may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2020, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$11,278,489	$—	$—	$11,278,489
Short-Term Investments	795,614	—	—	795,614
Total	$12,074,103	$—	$—	$12,074,103

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$27,404,553	$—	$—	$27,404,553
Short-Term Investments	360,000	—	—	360,000
Total	$27,764,553	$—	$—	$27,764,553

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,007,629	$—	$—	$9,007,629
Short-Term Investments	148,990	—	—	148,990
Total	$9,156,619	$—	$—	$9,156,619

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,687,286	$—	$—	$4,687,286
Short-Term Investments	187,645	—	—	187,645
Collateral for Securities Loaned	—	107,183	—	107,183
Total	$4,874,931	$107,183	$—	$4,982,114

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$441,291	$6,069,880	$—	$6,511,171
Short-Term Investments	57,607	—	—	57,607
Collateral for Securities Loaned	—	107,450	—	107,450
Total	$498,898	$107,450	$—	$6,676,228

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,827,134	$—	$—	$12,827,134
Short-Term Investments	367,274	—	—	367,274
Total	$13,194,408	$—	$—	$13,194,408

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$53,823,952	$—	$—	$53,823,952
Short-Term Investments	642,782	—	—	642,782
Total	$54,466,734	$—	$—	$54,466,734

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$941,414	$—	$—	$941,414
Short-Term Investments	15,177	—	—	15,177
Total	$956,591	$—	$—	$956,591

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,004,288	$—	$—	$1,004,288
Short-Term Investments	32,344	—	—	32,344
Total	$1,036,632	$—	$—	$1,036,632

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,859,095	$—	$—	$4,859,095
Short-Term Investments	179,536	—	—	179,536
Total	$5,038,631	$—	$—	$5,038,631

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Open End Fund	$570,698	$—	$—	$570,698
Short-Term Investment	69,178	—	—	69,178
Total	$639,876	$—	$—	$639,876

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$6,009,000	$—	$6,009,000
Total	$—	$6,009,000	$—	$6,009,000

Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$689,168	$—	$—	$689,168
Short-Term Investment	88,455	—	—	88,455
Total	$777,623	$—	$—	$777,623

Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,530,602	$—	$—	$1,530,602
Short-Term Investment	693,346	—	—	693,346
Total	$2,223,948	$—	$—	$2,223,948

Moderate Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,191,446	$—	$—	$1,191,446
Short-Term Investment	247,855	—	—	247,855
Total	$1,439,301	$—	$—	$1,439,301

Moderately Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$599,769	$—	$—	$599,769
Short-Term Investment	85,468	—	—	85,468
Total	$685,237	$—	$—	$685,237

Moderately Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$786,931	$—	$—	$786,931
Short-Term Investment	186,318	—	—	186,318
Total	$973,249	$—	$—	$973,249

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,011,464	$—	$—	$3,011,464
Exchange Traded Note	13,274	—	—	13,274
Mutual Funds	4,212,481	—	—	4,212,481
Short-Term Investment	570,294	—	—	570,294
Total	$7,807,513	$—	$—	$7,807,513
Derivatives
Forward Currency Contracts	$—	$(7,359)	$—	$(7,359)
Swaps	—	36,799	—	36,799
Total	$—	$29,440	$—	$29,440

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$887,616,093	$—	$—	$887,616,093
Short-Term Investments	3,196,126	—	—	3,196,126
Total	$890,812,219	$—	$—	$890,812,219

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$883,303	$—	$883,303
Common Stock	9,355,689	—	—	9,355,689
Exchange Traded Funds	206,044	—	—	206,044
Preferred Stock	138,281	—	—	138,281
Closed End Funds	1,254,647	—	—	1,254,647
Contingent Value Right	987	—	—	987
Open End Fund	726,533	—	—	726,533
Short-Term Investment	2,036,650	—	—	2,036,650
Total	$13,718,831	$883,303	$—	$14,602,134
Liabilities *
Common Stock	$(1,352,518)	$—	$—	$(1,352,518)
Exchange Traded Funds	(888,297)	—	—	(888,297)
Total	$(2,240,815)	$—	$—	$(2,240,815)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$44,430,720	$—	$—	$44,430,720
Put Options Purchased	716,700	—	—	716,700
Short-Term Investments	4,093,845	—	—	4,093,845
Total Return Swaps	—	—	—	—
Total	$49,241,265	$—	$—	$49,241,265
Liabilities
Put Options Written	$(172,600)	$—	$—	$(172,600)
Call Options Written	(1,587,913)	—	—	(1,587,913)
Total	$(1,760,513)	$—	$—	$(1,760,513)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$2,012,013	$—	$—	$2,012,013
Put Options Purchased	4,500	—	—	4,500
Short-Term Investments	449,295	—	—	449,295
Total Return Swaps	—	—	—	—
Total	$2,465,808	$—	$—	$2,465,808
Liabilities
Put Options Written	$(3,500)	$—	$—	$(3,500)
Call Options Written	—	—	—	—
Total	$(3,500)	$—	$—	$(3,500)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$3,999,481	$—	$3,999,481
Bank Loans	—	930,628	—	930,628
Term Loans	—	—	310,765	310,765
Corporate Bonds	—	18,202,730	160,321	18,363,051
Convertible Bonds	—	258,584	—	258,584
Preferred Stock	340,250	—	—	340,250
Common Stock	148,610	—	547,570	696,180
Mutual Funds	3,702,701	—	—	3,702,701
Exchange Traded Funds	1,802,672	—	—	1,802,672
Closed End Funds	1,786,962	—	—	1,786,962
Warrants	—	1,884	—	1,884
Short Term Investments	2,098,148	—	—	2,098,148
Total	$9,879,343	$23,393,307	$1,018,656	$34,291,306
Derivatives
Corporate Bonds	$—	$(405,926)	$—	$(405,926)
Long Futures Contracts	4,241	—	—	4,241
Short Futures Contracts	(21,346)	—	—	(21,346)
Credit Default Swaps	169,404	—	—	169,404
Forward Contracts	—	(13,835)	(13,835)
Total	$152,299	$(419,761)	$—	$(267,462)

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period, except the James Alpha Hedged High Income Portfolio

Below is a reconciliation of Level 3 inputs in the James Alpha Hedged High Income Portfolio:

	Term Loans	Corporate Bonds	Common Stock
Beginning balance September 1, 2019	$323,891	$204,184	$607,362
Total realized gain/(loss)	399	21,608	(1,712)
Change in unrealized appreciation	(5,173)	9,041	(61,472)
Conversion	9,197	—	—
Net Purchases	—	—	—
Net Sells	(17,549)	(74,512)	(3,392)
Net transfers in/(out) of Level 3	—	—	—
Ending balance May 31, 2020	$310,765	$160,321	$547,570

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at May 31,
	SPC	May 31, 2020	2020
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$558,588	5.98%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of May 31, 2020, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	(7,359)
	Swap Contracts	Equity	36,799
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(653,304)
	Written Options	Equity	150,066
	Swap Contracts	Equity	—
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	(228,346)
	Written Options	Equity	167,621
	Swap Contracts	Equity	—
James Alpha Hedged High Income	Swap Contracts	Interest Rate	169,404
	Forward Contracts	Foreign Exchange	(13,835)
	Futures Contracts	Interest Rate	(10,716)

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at May 31, 2020, is a reflection of the volume of derivative activity for each Fund.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Capitalization Value	$12,214,071	$876,379	$(1,016,347)	$(139,968)
Large Capitalization Growth	22,634,828	5,567,951	(438,226)	5,129,725
Mid Capitalization	8,122,607	1,960,257	(926,245)	1,034,012
Small Capitalization	4,459,545	1,006,955	(484,386)	522,569
International Equity	7,198,543	445,260	(967,575)	(522,315)
Health & Biotechnology	10,677,727	2,645,026	(128,345)	2,516,681
Technology & Communications	22,562,848	32,399,006	(495,120)	31,903,886
Energy & Basic Materials	1,103,949	33,680	(181,038)	(147,358)
Financial Services	398,801	727,391	(89,560)	637,831
Investment Quality Bond	4,820,224	218,407	—	218,407
Municipal Bond	632,077	7,799	—	7,799
U.S. Government Money Market	6,009,000	—	—	—
Aggressive Balanced Allocation	822,521	11,845	(56,743)	(44,898)
Conservative Balanced Allocation	2,252,202	30,121	(58,375)	(28,254)
Moderate Balanced Allocation	1,490,767	19,479	(70,945)	(51,466)
Moderately Aggressive Balanced Allocation	706,278	11,665	(32,706)	(21,041)
Moderately Conservative Balanced Allocation	1,021,367	12,227	(60,345)	(48,118)
James Alpha Macro	7,947,513	140,143	(250,703)	(110,560)
James Alpha Global Real Estate Investments	1,257,593,083	5,171,730	(371,952,594)	(366,780,864)
James Alpha Multi Strategy Alternative Income	13,229,162	1,731,096	(2,598,939)	(867,843)
James Alpha Managed Risk Domestic Equity	50,489,906	7,476	(1,256,117)	(1,248,641)
James Alpha Managed Risk Emerging Markets Equity	2,834,863	—	(369,055)	(369,055)
James Alpha Hedged High Income	48,545,869	1,312,140	(3,372,823)	(2,060,683)